UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY	10019
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna

1633 Broadway New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: June 30, 2014

Date of reporting period: September 30, 2013

Allianz Funds:
AllianzGI Emerging Markets Opportunities Fund
AllianzGI Focused Growth Fund
AllianzGI Global Commodity Equity Fund
AllianzGI Global Small-Cap Fund
AllianzGI Income & Growth Fund
AllianzGI International Managed Volatility Fund
AllianzGI Large-Cap Growth Fund
AllianzGI Mid-Cap Fund
AllianzGI NFJ All-Cap Value Fund
AllianzGI NFJ Dividend Value Fund
AllianzGI NFJ International Value Fund
AllianzGI NFJ Large-Cap Value Fund
AllianzGI NFJ Mid-Cap Value Fund
AllianzGI NFJ Small-Cap Value Fund
AllianzGI Opportunity Fund
AllianzGI Small-Cap Blend Fund
AllianzGI Technology Fund
AllianzGI U.S. Managed Volatility Fund
AllianzGI Wellness Fund

Item 1.	Schedule of Investments

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

September 30, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—96.9%

Brazil—8.1%
Arteris S.A.	61,000	$542,210
Banco do Brasil S.A.	321,509	3,749,947
Cia de Saneamento Basico do Estado de Sao Paulo ADR	97,900	975,084
Cia de Saneamento de Minas Gerais	17,100	270,045
Cia Energetica de Minas Gerais ADR	73,138	631,912
Cielo S.A.	25,400	686,945
Duratex S.A.	85,300	507,651
Natura Cosmeticos S.A.	31,700	708,004
Porto Seguro S.A.	39,800	502,820
Tim Participacoes S.A.	95,900	444,819
Tractebel Energia S.A.	23,900	395,009
Ultrapar Participacoes S.A.	50,300	1,240,535

		10,654,981

China—21.7%
Agricultural Bank of China Ltd., Class H	7,416,000	3,417,597
Bank of China Ltd., Class H	10,995,000	5,010,175
China Construction Bank Corp., Class H	846,000	653,081
China Mobile Ltd.	188,500	2,123,477
China Oilfield Services Ltd., Class H	512,000	1,286,266
China Petroleum & Chemical Corp., Class H	3,453,000	2,706,704
China Railway Construction Corp. Ltd., Class H	1,452,000	1,537,904
China Railway Group Ltd., Class H	1,029,000	565,470
Great Wall Motor Co., Ltd., Class H	259,000	1,405,293
Guangzhou R&F Properties Co., Ltd., Class H	278,000	435,174
Industrial & Commercial Bank of China Ltd., Class H	3,124,300	2,183,760
Lenovo Group Ltd.	782,000	816,587
Mindray Medical International Ltd. ADR	19,700	766,133
PetroChina Co., Ltd., Class H	2,266,000	2,491,022
Qihoo 360 Technology Co., Ltd. ADR (c)	9,400	782,080
Shimao Property Holdings Ltd.	676,500	1,567,341
Skyworth Digital Holdings Ltd.	1,062,000	508,174
TCL Multimedia Technology Holdings Ltd.	784,000	373,990

		28,630,228

Colombia—0.8%
Copa Holdings S.A., Class A	7,700	1,067,759

Hong Kong—2.1%
Hysan Development Co., Ltd.	88,000	393,442
MGM China Holdings Ltd.	268,400	899,608
SJM Holdings Ltd.	522,000	1,470,866

		2,763,916

	Shares	Value*

India—9.5%
Apollo Tyres Ltd.	567,372	$607,987
Dr Reddy’s Laboratories Ltd. ADR	9,700	366,563
HCL Technologies Ltd.	80,417	1,389,912
Infosys Ltd.	88,980	4,270,685
Sun Pharmaceutical Industries Ltd.	33,463	316,079
Tata Consultancy Services Ltd.	124,995	3,837,027
Tata Motors Ltd.	325,692	1,728,388

		12,516,641

Indonesia—1.8%
Alam Sutera Realty Tbk PT	6,601,000	341,193
Bank Rakyat Indonesia Persero Tbk PT	646,500	404,424
Indofood Sukses Makmur Tbk PT	778,000	473,263
Kalbe Farma Tbk PT	4,087,000	416,532
Perusahaan Gas Negara Persero Tbk PT	1,772,000	796,147

		2,431,559

Italy—0.7%
Prada SpA	100,000	944,834

Korea (Republic of)—18.3%
CJ Corp.	6,798	734,055
Daelim Industrial Co., Ltd.	7,070	638,137
Daesang Corp.	22,960	715,423
Hyosung Corp.	24,284	1,619,701
Hyundai Marine & Fire Insurance Co., Ltd.	14,920	405,961
Hyundai Motor Co.	9,369	2,185,910
Kia Motors Corp.	69,932	4,245,321
LG Uplus Corp. (c)	216,060	2,322,509
Samsung Electronics Co., Ltd.	3,353	4,264,994
SK Holdings Co., Ltd.	5,703	1,029,561
SK Hynix, Inc. (c)	97,100	2,734,479
SK Telecom Co., Ltd.	16,184	3,309,457

		24,205,508

Malaysia—2.8%
AMMB Holdings Bhd.	357,500	813,410
Maxis Bhd.	375,600	806,521
Public Bank Bhd.	306,900	1,669,785
UMW Holdings Bhd.	99,800	361,862

		3,651,578

Mexico—1.0%
Alfa S.A.B. de C.V., Class A	360,200	971,394
Fomento Economico Mexicano S.A.B. de C.V. ADR	4,000	388,360

		1,359,754

Peru—0.4%
Credicorp Ltd.	4,100	526,686

Philippines—0.5%
Universal Robina Corp.	224,990	636,480

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

September 30, 2013 (unaudited) (continued)

	Shares	Value*

Russian Federation—8.1%
Lukoil OAO ADR	77,409	$4,920,116
Mobile Telesystems OJSC ADR	128,000	2,849,280
Rosneft OAO (b)	298,783	2,423,130
Sberbank of Russia (b)	155,559	469,788

		10,662,314

South Africa—6.0%
Aspen Pharmacare Holdings Ltd.	77,068	2,017,108
AVI Ltd.	68,808	410,165
Bidvest Group Ltd.	38,826	973,515
Imperial Holdings Ltd.	15,828	343,829
Life Healthcare Group Holdings Ltd.	190,589	678,399
MTN Group Ltd.	31,675	618,558
Netcare Ltd.	228,689	546,888
Vodacom Group Ltd.	190,419	2,362,223

		7,950,685

Taiwan—11.9%
AU Optronics Corp. (c)	1,289,000	481,520
Cheng Shin Rubber Industry Co., Ltd.	288,800	755,637
Chipbond Technology Corp.	385,000	794,980
Chong Hong Construction Co.	229,000	775,669
Chunghwa Telecom Co., Ltd.	210,000	668,537
Delta Electronics, Inc.	580,000	2,816,486
Hon Hai Precision Industry Co., Ltd.	1,347,000	3,456,870
Inventec Corp.	535,000	517,388
Kinsus Interconnect Technology Corp.	158,000	556,168
Lite-On Technology Corp.	449,270	765,798
Merida Industry Co., Ltd.	136,000	882,904
Pegatron Corp. (c)	479,000	684,414
Powertech Technology, Inc.	204,000	383,717
Synnex Technology International Corp.	797,000	1,247,621
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	41,200	698,752
Uni-President Enterprises Corp.	136,594	254,499

		15,740,960

Thailand—0.8%
PTT Global Chemical PCL NVDR	239,600	571,861
Thanachart Capital PCL NVDR	413,300	443,254

		1,015,115

Turkey—1.6%
Turk Hava Yollari	193,841	739,155
Turkcell Iletisim Hizmetleri AS (c)	236,574	1,390,152

		2,129,307

United Kingdom—0.8%
British American Tobacco PLC	3,688	195,869
Mondi PLC	50,771	856,686

		1,052,555

Total Common Stock (cost—$111,512,667)		127,940,860

	Shares	Value*

PREFERRED STOCK—1.2%

Brazil—0.8%
Usinas Siderurgicas de Minas Gerais S.A., Class A (c)	212,900	$1,010,562

Russian Federation—0.4%
Surgutneftegas OAO (b)	819,303	589,898

Total Preferred Stock (cost—$1,315,498)		1,600,460

	Units

WARRANTS—0.0%

Malaysia—0.0%
Kulim Malaysia Bhd., expires 2/27/16 (c) (cost—$488)	37,250	7,885

	Principal Amount (000s)

Repurchase Agreements—0.8%
State Street Bank and Trust Co., dated 9/30/13, zero coupon, due 10/1/13, proceeds $1,041,000; collateralized by Fannie Mae, 2.21%, due 12/28/22, valued at $1,065,488 including accrued interest (cost—$1,041,000)	$1,041	1,041,000

Total Investments (cost—$113,869,653) (a)—98.9%		130,590,205

Other assets less liabilities—1.1%		1,423,875

Net Assets—100.0%		$132,014,080

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $100,645,673, representing 76.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $3,482,816, representing 2.6% of net assets.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

NVDR—Non-Voting Depository Receipt

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

September 30, 2013 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Commercial Banks	14.2%
Oil, Gas & Consumable Fuels	10.8%
Wireless Telecommunication Services	10.5%
IT Services	7.7%
Automobiles	7.5%
Semiconductors & Semiconductor Equipment	7.1%
Electronic Equipment, Instruments & Components	6.0%
Industrial Conglomerates	2.8%
Real Estate Management & Development	2.7%
Pharmaceuticals	2.3%
Diversified Telecommunication Services	2.3%
Computers & Peripherals	2.1%
Construction & Engineering	2.1%
Food Products	1.8%
Hotels, Restaurants & Leisure	1.8%
Chemicals	1.6%
Airlines	1.4%
Paper & Forest Products	1.1%
Auto Components	1.1%
Energy Equipment & Services	1.0%
Water Utilities	0.9%
Health Care Providers & Services	0.9%
Metals & Mining	0.8%
Textiles, Apparel & Luxury Goods	0.7%
Insurance	0.7%
Leisure Equipment & Products	0.7%
Household Durables	0.7%
Diversified Financial Services	0.6%
Gas Utilities	0.6%
Internet Software & Services	0.6%
Health Care Equipment & Supplies	0.6%
Personal Products	0.5%
Electric Utilities	0.5%
Transportation Infrastructure	0.4%
Independent Power Producers & Energy Traders	0.3%
Beverages	0.3%
Distributors	0.3%
Tobacco	0.1%
Repurchase Agreements	0.8%
Other assets less liabilities	1.1%

100.0%

Schedule of Investments

AllianzGI Focused Growth Fund

September 30, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—98.7%

Aerospace & Defense—7.1%
Precision Castparts Corp.	98,960	$22,487,671
United Technologies Corp.	127,510	13,748,128

		36,235,799

Auto Components—2.8%
BorgWarner, Inc.	139,290	14,122,613

Beverages—2.6%
Coca-Cola Co.	352,735	13,361,602

Biotechnology—5.6%
Biogen Idec, Inc. (b)	119,820	28,847,863

Chemicals—2.4%
Monsanto Co.	119,198	12,440,695

Commercial Banks—3.0%
Wells Fargo & Co.	374,575	15,477,439

Communications Equipment—2.0%
QUALCOMM, Inc.	155,130	10,449,557

Computers & Peripherals—2.7%
Apple, Inc.	28,442	13,559,723

Electrical Equipment—2.1%
Eaton Corp. PLC	155,165	10,681,559

Food Products—3.4%
Hershey Co.	124,940	11,556,950
Mead Johnson Nutrition Co.	79,420	5,897,729

		17,454,679

Hotels, Restaurants & Leisure—1.5%
McDonald’s Corp.	78,690	7,570,765

Household Durables—3.1%
Lennar Corp., Class A	449,685	15,918,849

Internet & Catalog Retail—6.4%
Amazon.com, Inc. (b)	64,205	20,073,051
priceline.com, Inc. (b)	12,510	12,646,985

		32,720,036

Internet Software & Services—9.3%
Facebook, Inc., Class A (b)	572,035	28,739,038
Google, Inc., Class A (b)	15,570	13,637,919
Yelp, Inc. (a)(b)	79,955	5,291,422

		47,668,379

IT Services—5.2%
Visa, Inc., Class A	137,865	26,346,001

Media—3.4%
Comcast Corp., Class A	387,280	17,485,692

Multi-line Retail—2.6%
Dollar Tree, Inc. (b)	230,400	13,169,664

Oil, Gas & Consumable Fuels—5.3%
EOG Resources, Inc.	98,055	16,598,750
Range Resources Corp.	141,700	10,753,613

		27,352,363

	Shares	Value*

Pharmaceuticals—7.7%
AbbVie, Inc.	294,135	$13,156,659
Allergan, Inc.	80,625	7,292,531
Bristol-Myers Squibb Co.	411,130	19,027,096

		39,476,286

Road & Rail—3.4%
Union Pacific Corp.	110,478	17,161,653

Semiconductors & Semiconductor Equipment—1.3%
Intel Corp.	298,990	6,852,851

Software—6.2%
Microsoft Corp.	524,410	17,468,097
Salesforce.com, Inc. (b)	270,950	14,065,015

		31,533,112

Specialty Retail—2.9%
Tractor Supply Co.	220,960	14,841,883

Textiles, Apparel & Luxury Goods—3.7%
Michael Kors Holdings Ltd. (b)	115,950	8,640,594
NIKE, Inc., Class B	142,765	10,370,450

		19,011,044

Tobacco—3.0%
Philip Morris International, Inc.	179,790	15,568,016

Total Common Stock (cost—$376,742,671)		505,308,123

	Principal Amount (000s)

Repurchase Agreements—1.4%
State Street Bank and Trust Co., dated 9/30/13, zero coupon, due 10/1/13, proceeds $7,357,000; collateralized by Freddie Mac, 2.23%, due 1/10/23, valued at $7,506,375 including accrued interest (cost—$7,357,000)	$7,357	7,357,000

Total Investments (cost—$384,099,671)—100.1%		512,665,123

Liabilities in excess of other assets—(0.1)%		(638,927)

Net Assets—100.0%		$512,026,196

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Schedule of Investments

AllianzGI Global Commodity Equity Fund

September 30, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—99.6%

Australia—1.0%
Rio Tinto Ltd.	7,800	$451,494

Brazil—4.3%
BRF - Brasil Foods S.A. ADR	20,480	502,374
Cosan S.A. Industria e Comercio	21,900	422,131
Vale S.A. ADR	63,210	986,708

		1,911,213

Canada—1.2%
Teck Resources Ltd., Class B	20,700	555,588

Denmark—1.0%
Vestas Wind Systems A/S (b)	17,500	440,790

France—5.4%
Arkema S.A.	4,945	551,050
Schneider Electric S.A.	5,850	495,013
Technip S.A.	3,960	464,914
Total S.A.	15,375	891,179

		2,402,156

Germany—1.5%
BASF SE	7,145	685,208

Italy—1.1%
CNH Industrial NV	39,046	488,070

Japan—4.7%
FANUC Corp.	2,100	348,027
Kawasaki Heavy Industries Ltd.	81,000	352,742
Mitsui & Co., Ltd.	22,800	332,468
Musashi Seimitsu Industry Co., Ltd.	13,000	333,020
SMC Corp.	1,500	357,998
Yaskawa Electric Corp.	27,000	381,428

		2,105,683

Netherlands—4.0%
Core Laboratories NV	4,480	758,061
LyondellBasell Industries NV, Class A	13,805	1,010,940

		1,769,001

Norway—1.0%
Yara International ASA	10,295	425,096

Singapore—0.9%
Keppel Corp. Ltd.	51,000	423,988

Spain—1.0%
Gamesa Corp. Tecnologica S.A. (b)	52,710	459,097

Switzerland—1.9%
Glencore Xstrata PLC	156,710	853,332

	Shares	Value*

United Kingdom—4.9%
BHP Billiton PLC	17,485	$514,345
Rio Tinto PLC	14,240	695,097
Royal Dutch Shell PLC, Class A	29,100	959,297

		2,168,739

United States—65.7%
Airgas, Inc.	3,865	409,883
Anadarko Petroleum Corp.	12,660	1,177,253
Archer-Daniels-Midland Co.	25,740	948,262
Bonanza Creek Energy, Inc. (b)	22,055	1,064,374
Bunge Ltd.	4,560	346,150
Cabot Oil & Gas Corp.	30,000	1,119,600
Cobalt International Energy, Inc. (b)	34,315	853,071
Concho Resources, Inc. (b)	10,100	1,098,981
CSX Corp.	23,750	611,325
Eagle Materials, Inc.	9,280	673,264
Eaton Corp. PLC	3,200	220,288
Ecolab, Inc.	19,800	1,955,448
Ensco PLC, Class A	7,605	408,769
EOG Resources, Inc.	7,925	1,341,544
First Solar, Inc. (b)	7,175	288,507
FMC Technologies, Inc. (b)	7,895	437,541
Halliburton Co.	19,415	934,832
International Paper Co.	8,800	394,240
JB Hunt Transport Services, Inc.	7,190	524,367
Kodiak Oil & Gas Corp. (b)	67,900	818,874
Marathon Oil Corp.	6,300	219,744
Marathon Petroleum Corp.	7,000	450,240
Monsanto Co.	8,845	923,153
National Oilwell Varco, Inc.	7,130	556,924
Noble Energy, Inc.	10,525	705,280
Oasis Petroleum, Inc. (b)	4,650	228,455
Phillips 66	8,165	472,100
Pioneer Natural Resources Co.	7,400	1,397,120
PPG Industries, Inc.	4,910	820,265
Praxair, Inc.	3,630	436,362
Range Resources Corp.	16,600	1,259,774
Rex Energy Corp. (b)	22,515	502,084
Rowan Cos. PLC, Class A (b)	9,000	330,480
Schlumberger Ltd.	11,790	1,041,764
Sherwin-Williams Co.	4,910	894,504
SM Energy Co.	8,530	658,431
Southwestern Energy Co. (b)	23,685	861,660
SunEdison, Inc. (b)	36,375	289,909
SunPower Corp. (b)	11,225	293,646
U.S. Silica Holdings, Inc.	14,020	349,098
Union Pacific Corp.	3,720	577,865
Valero Energy Corp.	13,000	443,950

		29,339,381

Total Common Stock (cost—$37,712,516)		44,478,836

Schedule of Investments

AllianzGI Global Commodity Equity Fund

September 30, 2013 (unaudited) (continued)

	Principal Amount (000s)

Repurchase Agreements—0.7%
State Street Bank and Trust Co., dated 9/30/13, zero coupon, due 10/1/13, proceeds $302,000; collateralized by Fannie Mae, 2.21%, due 12/28/22, valued at $309,038 including accrued interest (cost—$302,000)	$302	$302,000

Total Investments (cost—$38,014,516) (a)—100.3%		44,780,836

Liabilities in excess of other assets—(0.3)%		(139,107)

Net Assets—100.0%		$44,641,729

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $10,415,583, representing 23.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Global Commodity Equity Fund

September 30, 2013 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	37.9%
Chemicals	18.2%
Energy Equipment & Services	11.0%
Metals & Mining	9.9%
Food Products	4.0%
Road & Rail	3.9%
Electrical Equipment	3.6%
Machinery	3.5%
Semiconductors & Semiconductor Equipment	2.0%
Construction Materials	1.5%
Industrial Conglomerates	0.9%
Paper & Forest Products	0.9%
Electronic Equipment, Instruments & Components	0.9%
Auto Components	0.7%
Trading Companies & Distributors	0.7%
Repurchase Agreements	0.7%
Liabilities in excess of other assets	(0.3)%

100.0%

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—96.1%

Australia—0.2%
BlueScope Steel Ltd. (c)	57,508	$251,271

Austria—0.7%
Schoeller-Bleckmann Oilfield Equipment AG	7,228	854,673

China—1.4%
China Everbright International Ltd. (b)	593,000	524,669
China Machinery Engineering Corp., Class H	505,000	302,634
Golden Wheel Tiandi Holdings Co., Ltd.	692,000	82,324
SPT Energy Group, Inc.	400,000	203,139
Sunny Optical Technology Group Co., Ltd.	291,000	304,116
Tiangong International Co., Ltd. (b)	1,792,000	472,022

		1,888,904

Denmark—2.4%
Jyske Bank A/S (c)	17,677	878,999
Pandora A/S	16,452	679,494
SimCorp A/S (b)	29,294	985,078
Topdanmark A/S (c)	21,224	546,274

		3,089,845

Finland—0.8%
Vacon PLC (b)	12,479	982,545

France—1.3%
Sartorius Stedim Biotech	6,705	1,015,937
Virbac S.A.	3,513	712,884

		1,728,821

Germany—2.7%
Aareal Bank AG (b)(c)	29,115	909,922
Gerry Weber International AG	10,506	432,833
MTU Aero Engines Holding AG	6,564	612,861
United Internet AG	22,845	865,640
Wirecard AG	21,256	727,016

		3,548,272

Greece—0.4%
Hellenic Telecommunications Organization S.A. (c)	45,936	478,044

Hong Kong—1.4%
Emperor International Holdings	944,000	266,579
Future Bright Holdings Ltd.	636,000	210,800
Ju Teng International Holdings Ltd. (b)	808,000	474,662
Techtronic Industries Co.	123,500	321,943
Tongda Group Holdings Ltd.	4,440,000	252,479
Xinyi Glass Holdings Ltd.	382,000	353,367

		1,879,830

	Shares	Value*

Ireland—1.9%
Alkermes PLC (c)	15,060	$506,317
Glanbia PLC	46,343	614,413
ICON PLC (c)	17,900	732,647
Paddy Power PLC	7,623	611,032

		2,464,409

Italy—2.1%
De’Longhi SpA	45,692	699,756
Mediolanum SpA	80,670	587,614
Yoox SpA (c)	41,922	1,439,190

		2,726,560

Japan—11.2%
Aica Kogyo Co., Ltd.	40,400	806,205
Anritsu Corp.	45,000	573,820
COOKPAD, Inc.	19,700	739,037
Don Quijote Co., Ltd.	13,200	827,374
Enplas Corp.	3,000	190,569
Jafco Co., Ltd.	10,500	505,655
Japan Airport Terminal Co., Ltd.	38,000	879,450
Kakaku.com, Inc.	31,600	738,735
Kusuri No Aoki Co., Ltd.	5,600	366,238
KYB Co., Ltd.	123,000	798,258
Nichiha Corp.	40,900	559,316
Paramount Bed Holdings Co., Ltd.	19,700	617,768
Rohto Pharmaceutical Co., Ltd.	44,000	621,374
Ship Healthcare Holdings, Inc.	12,400	483,678
Suruga Bank Ltd.	43,000	741,265
Tadano Ltd.	52,000	668,317
Taiheiyo Cement Corp.	179,000	782,742
Takuma Co., Ltd.	69,000	651,797
THK Co., Ltd.	25,000	556,859
Tokyo Tatemono Co., Ltd.	72,000	661,987
Toshiba Plant Systems & Services Corp.	38,000	631,237
TS Tech Co., Ltd.	21,100	834,493
UT Holdings Co., Ltd.	101,200	438,749

		14,674,923

Korea (Republic of)—1.0%
Duksan Hi-Metal Co., Ltd. (c)	3,200	64,793
Hyundai Department Store Co., Ltd.	1,332	199,703
Magnachip Semiconductor Corp. (c)	38,500	828,905
Modetour Network, Inc.	7,450	167,610

		1,261,011

Malaysia—0.1%
Gamuda Bhd.	88,200	124,404

Monaco—0.4%
Scorpio Tankers, Inc.	53,400	521,184

Netherlands—1.0%
Nutreco NV	14,965	781,416
Unit 4 NV (b)	14,873	582,481

		1,363,897

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2013 (unaudited) (continued)

	Shares	Value*

Norway—1.0%
Schibsted ASA	15,128	$779,983
Storebrand ASA (c)	90,452	501,329

		1,281,312

Philippines—0.1%
Century Properties Group, Inc.	2,861,000	101,170
Global-Estate Resorts, Inc. (c)	2,754,000	85,222

		186,392

Singapore—0.2%
Courts Asia Ltd.	462,000	272,741

Spain—0.5%
Melia Hotels International S.A.	64,590	639,776

Sweden—2.1%
Axis Communications AB	22,452	706,047
Betsson AB (c)	26,525	784,562
Trelleborg AB, Class B (b)	34,953	662,308
Wallenstam AB, Class B	40,832	558,292

		2,711,209

Switzerland—0.9%
Burckhardt Compression Holding AG (b)	1,735	683,947
GAM Holding AG (c)	30,025	542,919

		1,226,866

Taiwan—0.4%
GeoVision, Inc.	51,000	270,905
Hermes Microvision, Inc.	3,000	87,501
Kinsus Interconnect Technology Corp.	55,000	193,603

		552,009

United Kingdom—6.4%
Aveva Group PLC (b)	14,274	600,206
Barratt Developments PLC (c)	131,198	653,587
Elementis PLC	111,108	430,887
Hikma Pharmaceuticals PLC	45,358	763,174
IG Group Holdings PLC	75,771	709,932
Michael Page International PLC	121,599	970,279
Restaurant Group PLC	105,357	907,115
Rotork PLC (b)	18,814	830,356
Senior PLC	85,780	375,256
Spectris PLC (b)	12,008	428,593
Spirax-Sarco Engineering PLC (b)	21,331	1,039,660
Victrex PLC	23,019	595,137

		8,304,182

United States—55.5%
Acadia Healthcare Co., Inc. (c)	30,258	1,193,073
Advanced Energy Industries, Inc. (c)	28,400	497,568
Air Lease Corp.	23,300	644,478
American Axle & Manufacturing Holdings, Inc. (c)	38,900	767,108
Amtrust Financial Services, Inc.	23,810	930,019
Arkansas Best Corp.	26,800	687,956

	Shares	Value*

Aspen Technology, Inc. (c)	31,095	$1,074,332
Atwood Oceanics, Inc. (c)	12,265	675,066
Bonanza Creek Energy, Inc. (c)	23,800	1,148,588
Brown & Brown, Inc.	27,600	885,960
Cadence Design Systems, Inc. (c)	47,200	637,200
Carrizo Oil & Gas, Inc. (c)	19,200	716,352
Cathay General Bancorp	37,900	885,723
Chart Industries, Inc. (c)	7,445	916,033
Cheesecake Factory, Inc.	15,955	701,222
Chemtura Corp. (c)	26,400	606,936
Cogent Communications Group, Inc.	32,360	1,043,610
CommVault Systems, Inc. (c)	7,100	623,593
Conn’s, Inc. (c)	9,905	495,646
Cooper Cos., Inc.	6,790	880,595
Core-Mark Holding Co., Inc.	11,100	737,484
Cubist Pharmaceuticals, Inc. (c)	11,100	705,405
Curtiss-Wright Corp. (b)	13,600	638,656
Deckers Outdoor Corp. (c)	10,000	659,200
EchoStar Corp., Class A (c)	16,700	733,798
Electronics for Imaging, Inc. (c)	27,000	855,360
EPAM Systems, Inc. (c)	17,700	610,650
EverBank Financial Corp.	32,500	486,850
ExamWorks Group, Inc. (c)	39,615	1,029,594
FirstMerit Corp.	41,723	905,806
FleetCor Technologies, Inc. (c)	7,900	870,264
Fortress Investment Group LLC, Class A	107,535	853,828
Fortune Brands Home & Security, Inc.	22,275	927,308
Genesco, Inc. (c)	9,100	596,778
Genesee & Wyoming, Inc., Class A (c)	7,050	655,439
Genworth Financial, Inc., Class A (c)	49,257	629,997
GNC Holdings, Inc., Class A	16,700	912,321
Goodyear Tire & Rubber Co. (c)	33,600	754,320
Guidewire Software, Inc. (c)	15,500	730,205
Hain Celestial Group, Inc. (c)	9,100	701,792
Hanesbrands, Inc.	16,700	1,040,577
Hercules Offshore, Inc. (c)	79,000	582,230
Hilltop Holdings, Inc. (c)	38,500	712,250
Jarden Corp. (c)	16,800	813,120
KapStone Paper and Packaging Corp.	15,700	671,960
Lattice Semiconductor Corp. (c)	58,025	258,792
Lear Corp.	8,000	572,560
Ligand Pharmaceuticals, Inc., Class B (c)	7,300	315,944
Lions Gate Entertainment Corp. (c)	35,030	1,227,802
Macquarie Infrastructure Co. LLC	15,900	851,286
Marriott Vacations Worldwide Corp. (c)	16,800	739,200
MAXIMUS, Inc.	18,284	823,512
Medicines Co. (c)	15,800	529,616
Mentor Graphics Corp.	28,300	661,371
Middleby Corp. (c)	4,400	919,204
Nationstar Mortgage Holdings, Inc. (c)	21,840	1,228,063
Oasis Petroleum, Inc. (c)	18,695	918,485

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2013 (unaudited) (continued)

	Shares	Value*

Ocwen Financial Corp. (c)	16,900	$942,513
On Assignment, Inc. (c)	21,800	719,400
Pharmacyclics, Inc. (c)	6,060	838,825
Polaris Industries, Inc.	5,890	760,870
Portfolio Recovery Associates, Inc. (c)	14,495	868,830
Primoris Services Corp.	35,600	906,732
PrivateBancorp, Inc.	38,465	823,151
Rex Energy Corp. (c)	31,000	691,300
Roadrunner Transportation Systems, Inc. (c)	27,340	772,082
Ryder System, Inc.	13,500	805,950
Ryland Group, Inc.	16,030	649,856
Santarus, Inc. (c)	25,800	582,306
Six Flags Entertainment Corp.	20,900	706,211
Sonic Automotive, Inc., Class A	30,530	726,614
Sterling Financial Corp.	19,985	572,570
Stewart Information Services Corp.	19,300	617,407
SunEdison, Inc. (c)	65,400	521,238
Susquehanna Bancshares, Inc.	78,175	981,096
Swift Transportation Co. (c)	37,700	761,163
Synaptics, Inc. (c)	15,000	664,200
Tangoe, Inc. (c)	43,700	1,042,682
Team Health Holdings, Inc. (c)	15,014	569,631
TETRA Technologies, Inc. (c)	58,300	730,499
TIBCO Software, Inc. (c)	33,100	847,029
Tower International, Inc. (c)	34,900	697,651
Trimas Corp. (c)	20,100	749,730
Tutor Perini Corp. (c)	33,800	720,616
U.S. Silica Holdings, Inc.	30,000	747,000
Ubiquiti Networks, Inc.	7,588	254,881
Ultimate Software Group, Inc. (c)	7,395	1,090,023
United Rentals, Inc. (c)	13,500	786,915
ViroPharma, Inc. (c)	14,000	550,200
Wabash National Corp. (c)	37,800	440,748
WageWorks, Inc. (c)	24,260	1,223,917
Web.com Group, Inc. (c)	31,200	1,009,008
Western Alliance Bancorp (c)	62,440	1,181,989
WEX, Inc. (c)	4,900	429,975
Worthington Industries, Inc.	15,700	540,551

		72,397,444

Total Common Stock (cost—$95,438,222)		125,410,524

	Principal Amount (000s)	Value*

Repurchase Agreements—3.3%
State Street Bank and Trust Co., dated 9/30/13, zero coupon, due 10/1/13, proceeds $4,283,000; collateralized by Fannie Mae, 7.125%, due 1/15/30, valued at $4,372,681 including accrued interest (cost—$4,283,000)	$4,283	$4,283,000

Total Investments (cost—$99,721,222) (a)—99.4%		129,693,524

Other assets less liabilities—0.6%		825,637

Net Assets—100.0%		$130,519,161

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $44,417,728, representing 34.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated security.
(c)	Non-income producing.

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2013 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Software	6.9%
Machinery	6.4%
Commercial Banks	5.4%
Insurance	4.2%
Hotels, Restaurants & Leisure	4.1%
Auto Components	3.6%
Oil, Gas & Consumable Fuels	3.0%
Pharmaceuticals	2.8%
Road & Rail	2.8%
Thrifts & Mortgage Finance	2.7%
Semiconductors & Semiconductor Equipment	2.7%
IT Services	2.6%
Health Care Providers & Services	2.5%
Specialty Retail	2.4%
Household Durables	2.3%
Energy Equipment & Services	2.3%
Professional Services	2.2%
Textiles, Apparel & Luxury Goods	2.1%
Media	2.1%
Construction & Engineering	2.1%
Internet Software & Services	2.1%
Health Care Equipment & Supplies	2.0%
Electronic Equipment, Instruments & Components	1.8%
Biotechnology	1.7%
Building Products	1.7%
Food Products	1.6%
Metals & Mining	1.6%
Capital Markets	1.5%
Transportation Infrastructure	1.4%
Communications Equipment	1.4%
Real Estate Management & Development	1.3%
Chemicals	1.3%
Diversified Telecommunication Services	1.2%
Internet & Catalog Retail	1.1%
Trading Companies & Distributors	1.1%
Aerospace & Defense	1.0%
Multi-line Retail	0.8%
Electrical Equipment	0.8%
Consumer Finance	0.7%
Computers & Peripherals	0.7%
Construction Materials	0.6%
Leisure Equipment & Products	0.6%
Distributors	0.6%
Diversified Financial Services	0.6%
Life Sciences Tools & Services	0.5%
Paper & Forest Products	0.5%
Commercial Services & Supplies	0.4%
Food & Staples Retailing	0.3%
Repurchase Agreements	3.3%
Other assets less liabilities	0.6%

100.0%

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—32.5%

Aerospace & Defense—1.4%
L-3 Communications Holdings, Inc. (e)	119,500	$11,292,750
Textron, Inc.	345,300	9,533,733

		20,826,483

Auto Components—0.8%
Johnson Controls, Inc.	296,000	12,284,000

Automobiles—0.8%
Ford Motor Co.	737,500	12,441,625

Beverages—1.9%
Coca-Cola Co.	243,000	9,204,840
Molson Coors Brewing Co., Class B	197,200	9,885,636
PepsiCo, Inc.	136,200	10,827,900

		29,918,376

Biotechnology—1.6%
Amgen, Inc.	105,800	11,843,252
Gilead Sciences, Inc. (g)	204,500	12,850,780

		24,694,032

Chemicals—0.7%
Monsanto Co.	104,800	10,937,976

Communications Equipment—1.5%
Harris Corp. (e)	188,100	11,154,330
QUALCOMM, Inc.	181,500	12,225,840

		23,380,170

Computers & Peripherals—1.5%
Apple, Inc.	23,800	11,346,650
EMC Corp.	450,300	11,509,668
NetApp, Inc.	10,626	452,880

		23,309,198

Construction & Engineering—0.7%
Fluor Corp.	145,600	10,331,776

Diversified Telecommunication Services—0.7%
Verizon Communications, Inc.	213,900	9,980,574

Electronic Equipment, Instruments & Components—0.7%
Amphenol Corp., Class A	143,100	11,073,078

Energy Equipment & Services—1.3%
Diamond Offshore Drilling, Inc.	75,700	4,717,624
National Oilwell Varco, Inc.	93,000	7,264,230
Schlumberger Ltd.	92,000	8,129,120

		20,110,974

Food & Staples Retailing—0.7%
Costco Wholesale Corp.	92,700	10,671,624

Health Care Equipment & Supplies—0.7%
Baxter International, Inc.	154,900	10,175,381

Health Care Providers & Services—0.8%
McKesson Corp.	96,700	12,406,610

	Shares	Value*

Hotels, Restaurants & Leisure—1.5%
McDonald’s Corp.	112,900	$10,862,10
Starbucks Corp.	164,600	12,669,262

		23,531,371

Household Products—0.7%
Procter & Gamble Co.	143,200	10,824,488

Industrial Conglomerates—0.7%
General Electric Co.	475,000	11,347,750

Insurance—1.0%
MetLife, Inc.	67,628	3,175,135
Prudential Financial, Inc.	156,400	12,196,072

		15,371,207

Internet & Catalog Retail—0.9%
Amazon.com, Inc. (g)	42,500	13,287,200

Internet Software & Services—0.8%
Google, Inc., Class A (g)	14,300	12,525,513

IT Services—1.5%
International Business Machines Corp.	52,500	9,721,950
Visa, Inc., Class A	66,700	12,746,370

		22,468,320

Machinery—1.9%
AGCO Corp.	208,700	12,609,654
Deere & Co.	119,200	9,701,688
Joy Global, Inc.	122,000	6,226,880

		28,538,222

Media—0.8%
Comcast Corp., Class A	284,600	12,849,690

Metals & Mining—0.4%
Freeport-McMoRan Copper & Gold, Inc.	191,900	6,348,052

Multi-line Retail—0.7%
Target Corp.	160,900	10,294,382

Oil, Gas & Consumable Fuels—1.3%
Apache Corp.	34,204	2,912,128
Occidental Petroleum Corp.	67,500	6,313,950
Peabody Energy Corp.	245,600	4,236,600
Valero Energy Corp.	204,500	6,983,675

		20,446,353

Pharmaceuticals—0.8%
Bristol-Myers Squibb Co.	274,500	12,703,860

Semiconductors & Semiconductor Equipment—1.5%
Intel Corp.	443,500	10,165,020
Texas Instruments, Inc.	311,000	12,523,970

		22,688,990

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2013 (unaudited) (continued)

	Shares	Value*

Software—1.4%
Microsoft Corp.	361,100	$12,028,241
Oracle Corp.	292,800	9,712,176

		21,740,417

Specialty Retail—0.8%
Home Depot, Inc.	160,000	12,136,000

Total Common Stock (cost—$541,826,535)		499,643,692

	Principal Amount (000s)

CORPORATE BONDS & NOTES—30.7%

Advertising—0.1%
Affinion Group, Inc.,
11.50%, 10/15/15	$2,525	2,209,375

Aerospace & Defense—1.1%
AAR Corp.,
7.25%, 1/15/22	5,530	5,792,675
Erickson Air-Crane, Inc. (a)(b),
8.25%, 5/1/20	3,026	2,976,828
Kratos Defense & Security Solutions, Inc.,
10.00%, 6/1/17	1,000	1,092,500
TransDigm, Inc.,
7.75%, 12/15/18	3,350	3,584,500
Triumph Group, Inc.,
8.00%, 11/15/17	2,875	3,025,937

		16,472,440

Apparel & Textiles—0.3%
Quiksilver, Inc. (a)(b),
7.875%, 8/1/18	3,100	3,247,250
10.00%, 8/1/20	1,000	1,057,500

		4,304,750

Auto Components—1.5%
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	1,640	1,689,200
Chassix, Inc. (a)(b),
9.25%, 8/1/18	3,645	3,872,813
Commercial Vehicle Group, Inc.,
7.875%, 4/15/19	3,485	3,502,425
Cooper-Standard Automotive, Inc.,
8.50%, 5/1/18	4,480	4,793,600
Goodyear Tire & Rubber Co.,
8.25%, 8/15/20	4,845	5,438,512
Titan International, Inc.,
7.875%, 10/1/17	2,975	3,174,325
7.875%, 10/1/17 (a)(b)	900	960,300

		23,431,175

	Principal Amount (000s)	Value*

Auto Manufacturers—0.8%
Chrysler Group LLC,
8.25%, 6/15/21	$4,020	$4,522,500
Jaguar Land Rover Automotive PLC (a)(b),
7.75%, 5/15/18	4,335	4,703,475
Navistar International Corp.,
8.25%, 11/1/21	3,433	3,493,077

		12,719,052

Banking—0.2%
Ally Financial, Inc.,
8.00%, 3/15/20	2,995	3,459,225

Building Materials—0.3%
Louisiana-Pacific Corp.,
7.50%, 6/1/20	4,520	4,921,150

Chemicals—0.2%
Omnova Solutions, Inc.,
7.875%, 11/1/18	2,520	2,664,900

Coal—0.2%
Arch Coal, Inc. (a)(b),
9.875%, 6/15/19	3,930	3,517,350

Commercial Services—3.7%
Avis Budget Car Rental LLC,
9.75%, 3/15/20	610	706,075
Cardtronics, Inc.,
8.25%, 9/1/18	3,600	3,906,000
Cenveo Corp.,
11.50%, 5/15/17	4,205	4,015,775
Deluxe Corp.,
7.00%, 3/15/19	2,465	2,625,225
Envision Healthcare Corp.,
8.125%, 6/1/19	3,829	4,154,465
ExamWorks Group, Inc.,
9.00%, 7/15/19	4,595	4,962,600
H&E Equipment Services, Inc.,
7.00%, 9/1/22	4,190	4,483,300
Harland Clarke Holdings Corp.,
9.50%, 5/15/15	2,671	2,681,016
9.75%, 8/1/18 (a)(b)	3,190	3,381,400
Hertz Corp., 6.75%, 4/15/19	2,595	2,757,188
Interactive Data Corp.,
10.25%, 8/1/18	5,660	6,296,750
Monitronics International, Inc.,
9.125%, 4/1/20 (a)(b)	1,000	1,052,500
9.125%, 4/1/20	4,710	4,957,275
RR Donnelley & Sons Co.,
7.00%, 2/15/22	2,790	2,817,900
United Rentals North America, Inc.,
8.25%, 2/1/21	4,000	4,460,000
8.375%, 9/15/20	3,725	4,144,062

		57,401,531

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*

Computers—0.5%
j2 Global, Inc.,
8.00%, 8/1/20	$4,410	$4,762,800
Unisys Corp.,
6.25%, 8/15/17	2,505	2,667,825

		7,430,625

Distribution/Wholesale—0.2%
HD Supply, Inc.,
11.00%, 4/15/20	2,880	3,463,200

Diversified Financial Services—2.2%
Aircastle Ltd.,
9.75%, 8/1/18	3,765	4,179,150
Community Choice Financial, Inc.,
10.75%, 5/1/19	4,035	3,570,975
International Lease Finance Corp.,
8.25%, 12/15/20	3,505	4,004,462
8.75%, 3/15/17	4,035	4,650,337
National Money Mart Co.,
10.375%, 12/15/16	3,000	3,157,500
Nationstar Mortgage LLC,
7.875%, 10/1/20	2,605	2,728,738
9.625%, 5/1/19	2,760	3,084,300
SLM Corp.,
8.45%, 6/15/18	3,520	3,986,400
Springleaf Finance Corp. (a)(b),
8.25%, 10/1/23	4,360	4,556,200

		33,918,062

Electrical Equipment—0.2%
WireCo WorldGroup, Inc.,
9.50%, 5/15/17	3,565	3,707,600

Electronics—0.5%
Kemet Corp.,
10.50%, 5/1/18	2,790	2,497,050
Viasystems, Inc. (a)(b),
7.875%, 5/1/19	4,155	4,435,463

		6,932,513

Engineering & Construction—0.2%
Dycom Investments, Inc.,
7.125%, 1/15/21	2,405	2,531,263

Entertainment—0.2%
AMC Entertainment, Inc.,
9.75%, 12/1/20	3,000	3,435,000

Healthcare-Products—0.3%
Kinetic Concepts, Inc.,
10.50%, 11/1/18	4,155	4,606,856

Healthcare-Services—0.8%
Community Health Systems, Inc.,
7.125%, 7/15/20	1,750	1,769,688
8.00%, 11/15/19	5,250	5,532,187

	Principal Amount (000s)	Value*

Kindred Healthcare, Inc.,
8.25%, 6/1/19	$3,000	$3,210,000
Tenet Healthcare Corp. (a)(b),
8.125%, 4/1/22	1,760	1,841,400

		12,353,275

Home Builders—1.2%
Beazer Homes USA, Inc.,
7.25%, 2/1/23	2,810	2,711,650
9.125%, 5/15/19	3,255	3,450,300
Brookfield Residential Properties, Inc. (a)(b),
6.50%, 12/15/20	2,680	2,706,800
KB Home,
8.00%, 3/15/20	3,695	4,009,075
Standard Pacific Corp.,
8.375%, 5/15/18	4,275	4,852,125
William Lyon Homes, Inc.,
8.50%, 11/15/20	785	832,100

		18,562,050

Household Products/Wares—0.4%
Jarden Corp.,
7.50%, 5/1/17	1,550	1,774,750
7.50%, 1/15/20	1,000	1,088,750
Reynolds Group Issuer, Inc.,
9.875%, 8/15/19	3,585	3,907,650

		6,771,150

Internet—0.5%
Mood Media Corp. (a)(b),
9.25%, 10/15/20	3,390	2,932,350
Zayo Group LLC,
8.125%, 1/1/20	4,340	4,768,575

		7,700,925

Iron/Steel—0.4%
AK Steel Corp.,
8.375%, 4/1/22	1,405	1,190,738
ArcelorMittal,
10.35%, 6/1/19	3,885	4,797,975

		5,988,713

Lodging—0.7%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	1,695	1,724,662
12.75%, 4/15/18	3,110	1,943,750
MGM Resorts International,
11.375%, 3/1/18	3,500	4,471,250
Wynn Las Vegas LLC,
7.75%, 8/15/20	1,750	1,973,125

		10,112,787

Media—1.7%
Cablevision Systems Corp.,
8.625%, 9/15/17	4,020	4,633,050

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*

Cambium Learning Group, Inc.,
9.75%, 2/15/17	$1,205	$1,156,800
Clear Channel Worldwide Holdings, Inc.,
6.50%, 11/15/22	2,610	2,675,250
McClatchy Co.,
9.00%, 12/15/22	4,235	4,489,100
McGraw-Hill Global Education Holdings LLC (a)(b),
9.75%, 4/1/21	3,935	4,190,775
Media General, Inc.,
11.75%, 2/15/17	3,645	3,991,275
Nexstar Broadcasting, Inc. (a)(b),
6.875%, 11/15/20	3,220	3,292,450
Sinclair Television Group, Inc. (a)(b),
6.375%, 11/1/21 (c)	505	506,262
9.25%, 11/1/17	1,260	1,328,796

		26,263,758

Mining—0.2%
Thompson Creek Metals Co., Inc.,
7.375%, 6/1/18	2,595	2,303,063

Miscellaneous Manufacturing—0.3%
Park-Ohio Industries, Inc.,
8.125%, 4/1/21	3,795	4,155,525

Oil & Gas—4.1%
BreitBurn Energy Partners L.P.,
8.625%, 10/15/20	3,025	3,206,500
Carrizo Oil & Gas, Inc.,
8.625%, 10/15/18	4,495	4,922,025
Chesapeake Energy Corp.,
6.625%, 8/15/20	3,625	3,915,000
Concho Resources, Inc.,
7.00%, 1/15/21	3,170	3,487,000
CVR Refining LLC,
6.50%, 11/1/22	3,375	3,294,844
Endeavour International Corp.,
12.00%, 3/1/18	4,035	4,216,575
Energy XXI Gulf Coast, Inc.,
9.25%, 12/15/17	3,290	3,668,350
EP Energy LLC,
9.375%, 5/1/20	4,185	4,729,050
EV Energy Partners L.P.,
8.00%, 4/15/19	1,426	1,433,130
Hercules Offshore, Inc. (a)(b),
8.75%, 7/15/21	6,590	7,018,350
Laredo Petroleum, Inc.,
7.375%, 5/1/22	2,265	2,412,225
9.50%, 2/15/19	4,000	4,460,000
Northern Oil and Gas, Inc.,
8.00%, 6/1/20	3,360	3,385,200
Pioneer Energy Services Corp.,
9.875%, 3/15/18	1,250	1,356,250
Plains Exploration & Production Co.,
6.50%, 11/15/20	5,011	5,383,558

	Principal Amount (000s)	Value*

United Refining Co.,
10.50%, 2/28/18	$2,048	$2,293,760
Vanguard Natural Resources LLC,
7.875%, 4/1/20	3,530	3,591,775

		62,773,592

Pharmaceuticals—0.3%
Endo Health Solutions, Inc.,
7.00%, 12/15/20	4,000	4,120,000

Pipelines—0.1%
Tesoro Logistics L.P.,
6.125%, 10/15/21	1,910	1,929,100

Real Estate Investment Trust—0.3%
iStar Financial, Inc.,
7.125%, 2/15/18	3,805	4,099,888

Retail—1.5%
Bon-Ton Department Stores, Inc.,
8.00%, 6/15/21	1,435	1,348,900
Brown Shoe Co., Inc.,
7.125%, 5/15/19	3,612	3,833,235
Claire’s Stores, Inc. (a)(b),
9.00%, 3/15/19	1,930	2,147,125
DineEquity, Inc.,
9.50%, 10/30/18	4,000	4,470,000
Fifth & Pacific Cos., Inc.,
10.50%, 4/15/19	4,000	4,380,000
Sonic Automotive, Inc.,
7.00%, 7/15/22	3,340	3,590,500
Toys R Us, Inc.,
10.375%, 8/15/17	4,120	3,986,100

		23,755,860

Semiconductors—0.9%
Advanced Micro Devices, Inc.,
8.125%, 12/15/17	3,860	4,053,000
Freescale Semiconductor, Inc. (a)(b),
9.25%, 4/15/18	3,280	3,567,000
NXP BV (a)(b),
9.75%, 8/1/18	2,830	3,186,580
SunEdison, Inc.,
7.75%, 4/1/19	2,500	2,600,000

		13,406,580

Software—0.6%
Activision Blizzard, Inc. (a)(b),
6.125%, 9/15/23	1,785	1,798,387
First Data Corp.,
10.625%, 6/15/21 (a)(b)	5,000	5,100,000
12.625%, 1/15/21	1,885	2,082,925

		8,981,312

Telecommunications—3.6%
Cincinnati Bell, Inc.,
8.75%, 3/15/18	4,060	4,308,675

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*

Clearwire Communications LLC (a)(b),
12.00%, 12/1/15	$3,500	$3,670,625
Consolidated Communications Finance Co.,
10.875%, 6/1/20	3,105	3,570,750
Cricket Communications, Inc.,
7.75%, 10/15/20	4,980	5,658,525
EarthLink, Inc.,
7.375%, 6/1/20 (a)(b)	3,620	3,547,600
8.875%, 5/15/19	4,500	4,353,750
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	3,890	4,210,925
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19	4,005	4,305,375
MetroPCS Wireless, Inc.,
6.625%, 11/15/20	3,205	3,333,200
NII Capital Corp.,
8.875%, 12/15/19	3,430	2,692,550
NII International Telecom SCA (a)(b),
7.875%, 8/15/19	1,115	1,017,438
Sprint Communications, Inc.,
6.00%, 11/15/22	1,425	1,318,125
8.375%, 8/15/17	4,170	4,732,950
11.50%, 11/15/21	4,360	5,624,400
West Corp.,
7.875%, 1/15/19	1,405	1,520,912
8.625%, 10/1/18	1,000	1,092,500

		54,958,300

Transportation—0.4%
Quality Distribution LLC,
9.875%, 11/1/18	1,350	1,474,875
Swift Services Holdings, Inc.,
10.00%, 11/15/18	3,655	4,075,325

		5,550,200

Total Corporate Bonds & Notes (cost—$466,681,663)		470,912,145

CONVERTIBLE BONDS—27.0%

Aerospace & Defense—0.2%
Triumph Group, Inc. (f),
2.625%, 10/1/26	1,215	3,162,797

Airlines—0.3%
United Continental Holdings, Inc.,
6.00%, 10/15/29	1,255	4,483,488

Apparel & Textiles—0.4%
Iconix Brand Group, Inc. (a)(b),
1.50%, 3/15/18	5,160	6,288,750

Auto Manufacturers—0.6%
Ford Motor Co.,
4.25%, 11/15/16	190	376,319
Navistar International Corp.,
3.00%, 10/15/14	3,380	3,441,262
Wabash National Corp.,
3.375%, 5/1/18	4,200	5,504,625

		9,322,206

	Principal Amount (000s)	Value*

Biotechnology—1.6%
Cubist Pharmaceuticals, Inc.,
1.875%, 9/1/20 (a)(b)	$4,105	$4,428,269
2.50%, 11/1/17	1,400	3,152,625
Illumina, Inc. (a)(b),
0.25%, 3/15/16	5,670	6,485,063
Medicines Co. (a)(b),
1.375%, 6/1/17	4,325	5,803,609
Regeneron Pharmaceuticals, Inc.,
1.875%, 10/1/16	950	3,540,531
Sequenom, Inc.,
5.00%, 10/1/17	1,340	1,276,953

		24,687,050

Coal—0.2%
Alpha Natural Resources, Inc.,
2.375%, 4/15/15	3,320	3,120,800

Commercial Services—1.2%
Alliance Data Systems Corp.,
4.75%, 5/15/14	300	1,333,500
Avis Budget Group, Inc.,
3.50%, 10/1/14	2,650	4,831,281
Cenveo Corp.,
7.00%, 5/15/17	4,540	4,616,613
Hertz Global Holdings, Inc.,
5.25%, 6/1/14	2,630	7,079,644

		17,861,038

Computers—0.6%
Cadence Design Systems, Inc.,
2.625%, 6/1/15	3,060	5,573,025
SanDisk Corp.,
1.50%, 8/15/17	2,440	3,239,100

		8,812,125

Diversified Financial Services—0.3%
Air Lease Corp.,
3.875%, 12/1/18	3,700	4,754,500

Electrical Equipment—0.1%
General Cable Corp. (f),
4.50%, 11/15/29	850	963,156

Engineering & Construction—0.3%
MasTec, Inc.,
4.00%, 6/15/14	2,125	4,126,484

Healthcare-Products—0.8%
HeartWare International, Inc.,
3.50%, 12/15/17	3,000	3,341,250
Volcano Corp.,
1.75%, 12/1/17	3,245	3,370,744
Wright Medical Group, Inc.,
2.00%, 8/15/17	4,280	5,251,025

		11,963,019

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*

Healthcare-Services—1.7%
Brookdale Senior Living, Inc.,
2.75%, 6/15/18	$4,245	$5,001,141
Healthways, Inc. (a)(b),
1.50%, 7/1/18	905	1,007,378
LifePoint Hospitals, Inc.,
3.50%, 5/15/14	5,800	6,133,500
Molina Healthcare, Inc. (a)(b),
1.125%, 1/15/20	5,330	5,779,719
WellPoint, Inc. (a)(b),
2.75%, 10/15/42	6,580	8,410,062

		26,331,800

Home Builders—1.3%
DR Horton, Inc.,
2.00%, 5/15/14	3,085	4,696,912
KB Home,
1.375%, 2/1/19	3,875	3,954,922
Lennar Corp. (a)(b),
3.25%, 11/15/21	3,490	5,802,125
Ryland Group, Inc.,
0.25%, 6/1/19	1,705	1,564,338
1.625%, 5/15/18	2,875	4,192,109

		20,210,406

Home Furnishings—0.1%
TiVo, Inc. (a)(b),
4.00%, 3/15/16	1,255	1,657,384

Household Products/Wares—0.4%
Jarden Corp. (a)(b),
1.875%, 9/15/18	5,515	6,645,575

Insurance—1.1%
Amtrust Financial Services, Inc.,
5.50%, 12/15/21	3,325	5,218,172
Fidelity National Financial, Inc.,
4.25%, 8/15/18	2,875	4,078,906
MGIC Investment Corp.,
5.00%, 5/1/17	1,655	1,809,122
Radian Group, Inc.,
2.25%, 3/1/19	3,675	5,379,281

		16,485,481

Internet—1.5%
Dealertrack Technologies, Inc.,
1.50%, 3/15/17	3,405	4,398,834
Equinix, Inc.,
4.75%, 6/15/16	1,930	4,342,500
priceline.com, Inc.,
0.35%, 6/15/20 (a)(b)	2,000	2,103,750
1.00%, 3/15/18	2,995	3,863,550
1.25%, 3/15/15	1,775	5,897,438
Qihoo 360 Technology Co., Ltd. (a)(b),
2.50%, 9/15/18	2,215	2,502,950

		23,109,022

	Principal Amount (000s)	Value*

Lodging—0.6%
MGM Resorts International,
4.25%, 4/15/15	$7,115	$9,076,072

Machinery-Diversified—0.4%
Chart Industries, Inc.,
2.00%, 8/1/18	3,165	5,906,681

Media—0.6%
Liberty Interactive LLC,
3.50%, 1/15/31	7,380	3,837,600
XM Satellite Radio, Inc. (a)(b),
7.00%, 12/1/14	2,845	6,150,535

		9,988,135

Metal Fabricate/Hardware—0.3%
RTI International Metals, Inc.,
1.625%, 10/15/19	1,325	1,378,000
3.00%, 12/1/15	2,480	2,833,400

		4,211,400

Mining—0.2%
Alcoa, Inc.,
5.25%, 3/15/14	975	1,257,755
Kaiser Aluminum Corp.,
4.50%, 4/1/15	880	1,315,050

		2,572,805

Oil & Gas—2.0%
Chesapeake Energy Corp.,
2.50%, 5/15/37	3,175	3,135,313
Cobalt International Energy, Inc.,
2.625%, 12/1/19	5,050	5,346,687
Exterran Holdings, Inc.,
4.25%, 6/15/14	4,265	5,325,919
Helix Energy Solutions Group, Inc.,
3.25%, 3/15/32	3,905	5,220,497
Hornbeck Offshore Services, Inc.,
1.50%, 9/1/19	4,860	6,293,700
Stone Energy Corp.,
1.75%, 3/1/17	4,235	4,629,384

		29,951,500

Pharmaceuticals—2.3%
Auxilium Pharmaceuticals, Inc.,
1.50%, 7/15/18	1,250	1,296,094
BioMarin Pharmaceutical, Inc.,
1.875%, 4/23/17	1,005	3,612,975
Medivation, Inc.,
2.625%, 4/1/17	3,445	4,863,909
Mylan, Inc.,
3.75%, 9/15/15	2,750	7,983,594
Omnicare, Inc.,
3.50%, 2/15/44	3,055	2,915,616
Pacira Pharmaceuticals, Inc. (a)(b),
3.25%, 2/1/19	2,125	4,384,140
Salix Pharmaceuticals Ltd.,
1.50%, 3/15/19	4,175	5,143,078

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*

Theravance, Inc.,
2.125%, 1/15/23	$2,000	$3,262,500
ViroPharma, Inc.,
2.00%, 3/15/17	1,175	2,524,047

		35,985,953

Real Estate Investment Trust—1.6%
DDR Corp.,
1.75%, 11/15/40	4,600	5,226,750
Host Hotels & Resorts L.P. (a)(b),
2.50%, 10/15/29	4,120	5,793,750
iStar Financial, Inc.,
3.00%, 11/15/16	4,400	5,497,250
Redwood Trust, Inc.,
4.625%, 4/15/18	2,000	2,117,500
Starwood Property Trust, Inc.,
4.55%, 3/1/18	6,360	6,642,225

		25,277,475

Retail—0.3%
Group 1 Automotive, Inc. (f),
2.25%, 6/15/36	3,700	4,902,500

Semiconductors—2.1%
Lam Research Corp.,
1.25%, 5/15/18	2,000	2,416,250
Micron Technology, Inc.,
1.50%, 8/1/31	5,250	9,725,625
Novellus Systems, Inc.,
2.625%, 5/15/41	2,875	4,565,859
ON Semiconductor Corp.,
2.625%, 12/15/26	7,430	7,796,969
Xilinx, Inc.,
2.625%, 6/15/17	4,995	8,129,363

		32,634,066

Software—2.6%
Allscripts Healthcare Solutions, Inc. (a)(b),
1.25%, 7/1/20	515	563,281
Bottomline Technologies, Inc.,
1.50%, 12/1/17	3,675	4,246,922
Concur Technologies, Inc. (a)(b),
0.50%, 6/15/18	3,580	4,347,463
Cornerstone OnDemand, Inc. (a)(b),
1.50%, 7/1/18	1,800	2,119,500
NetSuite, Inc. (a)(b),
0.25%, 6/1/18	2,985	3,401,034
Nuance Communications, Inc.,
2.75%, 8/15/27	2,615	2,981,100
Salesforce.com, Inc.,
0.25%, 4/1/18 (a)(b)	4,730	5,084,750
0.75%, 1/15/15	2,220	5,402,925
Take-Two Interactive Software, Inc.,
1.00%, 7/1/18	3,000	3,322,500
1.75%, 12/1/16	3,045	3,627,356
Workday, Inc. (a)(b),
0.75%, 7/15/18	4,345	5,124,385

		40,221,216

	Principal Amount (000s)	Value*

Telecommunications—1.2%
Ciena Corp. (a)(b),
3.75%, 10/15/18	$3,030	$4,478,719
Ixia,
3.00%, 12/15/15	3,385	3,875,825
JDS Uniphase Corp. (a)(b),
0.625%, 8/15/33	5,000	5,362,500
SBA Communications Corp.,
4.00%, 10/1/14	1,870	4,982,381

		18,699,425

Transportation—0.1%
Bristow Group, Inc.,
3.00%, 6/15/38	915	1,126,594

Total Convertible Bonds (cost—$409,607,161)		414,538,903

	Shares

CONVERTIBLE PREFERRED STOCK—6.0%

Aerospace & Defense—0.5%
United Technologies Corp.,
7.50%, 8/1/15	113,020	7,322,566

Auto Components—0.2%
Goodyear Tire & Rubber Co.,
5.875%, 4/1/14	60,430	3,848,182

Automobiles—0.9%
General Motors Co., Ser. B,
4.75%, 12/1/13	268,230	13,451,734

Banking—0.2%
Wells Fargo & Co., Ser. L (d),
7.50%	2,890	3,287,404

Diversified Financial Services—1.0%
2010 Swift Mandatory Common Exchange Security Trust (b),
6.00%, 12/31/13	321,765	5,409,481
AMG Capital Trust I,
5.10%, 4/15/36	93,515	5,914,824
Bank of America Corp., Ser. L (d),
7.25%	4,415	4,768,200

		16,092,505

Electric Utilities—0.3%
PPL Corp.,
8.75%, 5/1/14	80,000	4,298,400

Insurance—0.3%
MetLife, Inc.,
5.00%, 3/26/14	197,185	5,651,322

Iron/Steel—0.2%
ArcelorMittal,
6.00%, 1/15/16	150,000	3,264,840

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2013 (unaudited) (continued)

	Shares	Value*

IT Services—0.1%
Unisys Corp., Ser. A,
6.25%, 3/1/14	11,270	$780,448

Machinery—0.5%
Stanley Black & Decker, Inc.,
4.75%, 11/17/15	56,900	7,795,869

Media—0.4%
Interpublic Group of Cos., Inc., Ser. B (d),
5.25%	4,600	6,165,150

Oil & Gas—0.6%
Chesapeake Energy Corp.,
5.00% (d)	22,000	2,040,500
5.75%, 5/17/15 (a)(b)(d)	6,250	7,036,719

		9,077,219

Real Estate Investment Trust—0.2%
Felcor Lodging Trust, Inc., Ser. A (d),
1.95%	120,000	2,900,400

Telecommunications—0.2%
Intelsat S.A., Ser. A,
5.75%, 5/1/16	43,650	2,665,705

Transportation—0.4%
Genesee & Wyoming, Inc.,
5.00%, 10/1/15	46,055	5,906,554

Total Convertible Preferred Stock (cost—$90,596,972)		92,508,298

	Principal Amount (000s)

Repurchase Agreements—3.0%
State Street Bank and Trust Co., dated 9/30/13, zero coupon, due 10/1/13, proceeds $45,675,000; collateralized by Fannie Mae, 2.21%, due 12/28/22, valued at $46,590,863 including accrued interest (cost—$45,675,000)	$45,675	45,675,000

Total Investments (cost—$1,554,387,331)—99.2%		1,523,278,038

Other assets less liabilities—0.8%		11,863,538

Net Assets—100.0%		$1,535,141,576

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $192,374,427, representing 12.5% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	When-issued or delayed-delivery. To be settled/delivered after September 30, 2013.
(d)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(e)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(f)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(g)	Non-income producing.
(h)	Transactions in options written for the three months ended September 30, 2013:

	Contracts	Premiums
Options outstanding, June 30, 2013	17,550	$858,699
Options written	33,160	1,741,917
Options terminated in closing transactions	(20,555)	(1,051,276)
Options expired	(30,155)	(1,549,340)

Options outstanding, September 30, 2013	—	$—

Schedule of Investments

AllianzGI International Managed Volatility Fund

September 30, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—98.9%

Australia—1.0%
Sonic Healthcare Ltd.	24,097	$363,975
Westfield Retail Trust REIT	146,681	406,611

		770,586

China—8.2%
Bank of China Ltd., Class H	1,181,000	538,155
Bank of Communications Co., Ltd., Class H	1,788,000	1,317,556
China Citic Bank Corp. Ltd., Class H	704,000	365,620
China Merchants Bank Co., Ltd., Class H	196,500	358,320
China Minsheng Banking Corp. Ltd., Class H	224,000	268,532
China Petroleum & Chemical Corp., Class H	1,063,200	833,411
Huaneng Power International, Inc., Class H	666,000	669,389
Jiangsu Expressway Co., Ltd., Class H	286,000	337,776
PetroChina Co., Ltd., Class H	1,376,000	1,512,642
Tsingtao Brewery Co., Ltd., Class H	46,000	351,161

		6,552,562

Denmark—1.0%
Novozymes A/S, Class B	8,897	340,509
Pandora A/S	5,221	215,636
TDC A/S	24,701	209,011

		765,156

Finland—0.4%
Elisa Oyj	12,733	304,054

Germany—4.0%
Freenet AG (b)	21,580	521,366
Fresenius Medical Care AG & Co. KGaA	10,426	677,846
Kabel Deutschland Holding AG	5,210	661,856
Rhoen Klinikum AG	35,350	908,403
Stada Arzneimittel AG	5,397	273,677
Suedzucker AG	6,127	180,409

		3,223,557

Hong Kong—16.6%
ASM Pacific Technology Ltd.	49,400	500,558
Cheung Kong Infrastructure Holdings Ltd.	147,000	1,020,523
CLP Holdings Ltd.	216,500	1,766,041
Esprit Holdings Ltd.	111,800	179,611
First Pacific Co., Ltd.	190,000	210,007
Hang Seng Bank Ltd.	40,000	651,298
HKT Trust	443,000	416,544
Hong Kong & China Gas Co., Ltd.	188,030	450,685
Hongkong Land Holdings Ltd.	184,000	1,212,432
Hysan Development Co., Ltd.	108,000	482,861

	Shares	Value*

Jardine Matheson Holdings Ltd.	19,600	$1,076,453
Jardine Strategic Holdings Ltd.	15,500	524,776
Kerry Properties Ltd.	77,000	328,397
Link REIT	66,500	325,127
MTR Corp. Ltd.	137,500	544,405
Power Assets Holdings Ltd.	222,500	1,989,204
SJM Holdings Ltd.	101,000	284,593
Sun Hung Kai Properties Ltd.	25,000	339,304
Swire Pacific Ltd., Class A	45,000	539,798
VTech Holdings Ltd.	27,200	351,390

		13,194,007

Ireland—0.3%
Elan Corp. PLC (b)	14,353	223,121

Israel—4.6%
Bank Hapoalim BM	133,480	675,434
Bezeq The Israeli Telecommunication Corp. Ltd.	523,426	962,472
Israel Chemicals Ltd.	24,008	202,731
Mizrahi Tefahot Bank Ltd.	44,017	484,646
Teva Pharmaceutical Industries Ltd.	34,756	1,313,396

		3,638,679

Japan—18.2%
ABC-Mart, Inc.	7,100	346,402
Ajinomoto Co., Inc.	67,000	881,530
ANA Holdings, Inc.	515,000	1,124,145
Avex Group Holdings, Inc.	10,300	300,350
Coca-Cola West Co., Ltd.	9,300	185,863
Eisai Co., Ltd.	31,800	1,294,165
FamilyMart Co., Ltd.	15,600	675,691
HIS Co., Ltd.	6,200	363,269
Japan Airlines Co., Ltd.	4,800	290,851
Kakaku.com, Inc.	16,600	388,070
Lawson, Inc.	4,300	337,139
Namco Bandai Holdings, Inc.	18,600	347,805
Nippon Telegraph & Telephone Corp.	5,300	275,868
NTT DoCoMo, Inc.	129,100	2,091,955
Oriental Land Co., Ltd.	4,800	793,747
Osaka Gas Co., Ltd.	71,000	302,666
Otsuka Corp.	1,600	204,736
Otsuka Holdings Co., Ltd.	14,500	420,437
Park24 Co., Ltd.	13,000	231,331
Sankyo Co., Ltd.	8,600	420,521
Sawai Pharmaceutical Co., Ltd.	3,200	224,700
Shiseido Co., Ltd.	35,700	643,008
Takeda Pharmaceutical Co., Ltd.	4,400	207,812
Tokyo Gas Co., Ltd.	165,000	905,012
Toyo Suisan Kaisha Ltd.	10,000	293,609
Toyoda Gosei Co., Ltd.	9,300	229,918
Tsuruha Holdings, Inc.	2,700	238,219
Unicharm Corp.	5,600	327,718
Yamazaki Baking Co., Ltd.	17,000	183,600

		14,530,137

Netherlands—1.0%
Reed Elsevier NV	40,837	821,188

Schedule of Investments

AllianzGI International Managed Volatility Fund

September 30, 2013 (unaudited) (continued)

	Shares	Value*

New Zealand—1.8%
Auckland International Airport Ltd.	124,694	$343,256
Sky Network Television Ltd.	130,388	629,716
SKYCITY Entertainment Group Ltd.	75,587	251,738
Telecom Corp. of New Zealand Ltd.	124,251	239,679

		1,464,389

Norway—2.4%
Schibsted ASA	5,986	308,632
Telenor ASA	69,117	1,579,560

		1,888,192

Singapore—14.0%
Ascendas Real Estate Investment Trust REIT	564,000	1,026,192
CapitaCommercial Trust REIT	316,000	364,839
CapitaMall Trust REIT	693,000	1,082,762
ComfortDelGro Corp. Ltd.	262,000	412,279
DBS Group Holdings Ltd.	81,000	1,060,340
Hutchison Port Holdings Trust UNIT	1,075,000	839,036
Keppel REIT	9,120	8,931
Keppel Corp. Ltd.	114,000	947,737
Keppel Land Ltd.	110,000	310,508
Sembcorp Industries Ltd.	99,000	417,999
Singapore Airlines Ltd.	144,000	1,197,298
Singapore Post Ltd.	192,000	193,652
Singapore Press Holdings Ltd.	346,000	1,133,594
Singapore Telecommunications Ltd.	375,000	1,122,407
StarHub Ltd.	230,000	786,962
Suntec Real Estate Investment Trust REIT	164,000	213,617

		11,118,153

Sweden—0.8%
Swedish Match AB	11,505	405,893
Tele2 AB, Class B	20,345	260,087

		665,980

Switzerland—9.5%
Actelion Ltd. (b)	18,307	1,299,826
Galenica AG	478	405,137
Nestle S.A.	20,048	1,398,030
Novartis AG	19,782	1,521,595
Roche Holdings AG	4,950	1,335,873
Swiss Life Holding AG (b)	2,346	444,224
Swiss Prime Site AG (b)	3,074	237,868
Swisscom AG	1,905	915,401

		7,557,954

United Kingdom—15.1%
AstraZeneca PLC	18,072	939,474
GlaxoSmithKline PLC	63,990	1,608,885
J Sainsbury PLC	47,216	299,243
National Grid PLC	36,828	435,034
Next PLC	17,448	1,457,847
Pennon Group PLC	48,542	549,510
Reed Elsevier PLC	21,774	293,501
Royal Dutch Shell PLC, Class A	14,206	468,308
Royal Dutch Shell PLC, Class B	16,906	583,305

	Shares	Value*

Smith & Nephew PLC	30,886	$385,334
United Utilities Group PLC	71,110	795,351
Vodafone Group PLC	597,910	2,098,558
William Hill PLC	68,566	447,069
WM Morrison Supermarkets PLC	376,117	1,705,306

		12,066,725

Total Common Stock (cost—$73,128,601)		78,784,440

	Principal Amount (000s)

Repurchase Agreements—0.9%
State Street Bank and Trust Co., dated 9/30/13, zero coupon, due 10/1/13, proceeds $738,000; collateralized by Fannie Mae, 2.21%, due 12/28/22, valued at $756,450 including accrued interest (cost—$738,000)	$738	738,000

Total Investments (cost—$73,866,601) (a)—99.8%		79,522,440

Other assets less liabilities—0.2%		176,680

Net Assets—100.0%		$79,699,120

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $76,151,142, representing 95.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI International Managed Volatility Fund

September 30, 2013 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Pharmaceuticals	12.0%
Diversified Telecommunication Services	7.5%
Wireless Telecommunication Services	7.2%
Commercial Banks	7.2%
Electric Utilities	6.0%
Media	5.2%
Real Estate Investment Trust	4.4%
Real Estate Management & Development	4.3%
Oil, Gas & Consumable Fuels	4.2%
Food & Staples Retailing	4.1%
Industrial Conglomerates	3.8%
Food Products	3.7%
Airlines	3.3%
Hotels, Restaurants & Leisure	2.8%
Health Care Providers & Services	2.5%
Biotechnology	2.3%
Gas Utilities	2.1%
Transportation Infrastructure	1.9%
Multi-line Retail	1.8%
Water Utilities	1.7%
Road & Rail	1.2%
Leisure Equipment & Products	0.9%
Independent Power Producers & Energy Traders	0.8%
Personal Products	0.8%
Beverages	0.6%
Specialty Retail	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Insurance	0.6%
Multi-Utilities	0.5%
Tobacco	0.5%
Internet Software & Services	0.5%
Health Care Equipment & Supplies	0.5%
Communications Equipment	0.4%
Household Products	0.4%
Commercial Services & Supplies	0.3%
Auto Components	0.3%
Textiles, Apparel & Luxury Goods	0.3%
Diversified Financial Services	0.3%
IT Services	0.3%
Chemicals	0.3%
Air Freight & Logistics	0.2%
Repurchase Agreements	0.9%
Other assets less liabilities	0.2%

100.0%

Schedule of Investments

AllianzGI Large-Cap Growth Fund

September 30, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—104.8%

Aerospace & Defense—5.5%
Precision Castparts Corp.	10,885	$2,473,508
United Technologies Corp.	27,415	2,955,885

		5,429,393

Auto Components—1.9%
BorgWarner, Inc.	18,005	1,825,527

Beverages—3.7%
Coca-Cola Co.	66,960	2,536,445
Monster Beverage Corp. (b)	21,715	1,134,608

		3,671,053

Biotechnology—7.0%
Biogen Idec, Inc. (b)	13,350	3,214,146
Celgene Corp. (b)	8,230	1,266,844
Gilead Sciences, Inc. (b)	37,945	2,384,464

		6,865,454

Building Products—1.3%
Fortune Brands Home & Security, Inc.	31,485	1,310,721

Chemicals—1.8%
Monsanto Co.	16,935	1,767,506

Commercial Banks—2.0%
Wells Fargo & Co.	48,190	1,991,211

Communications Equipment—1.8%
QUALCOMM, Inc.	26,590	1,791,102

Computers & Peripherals—3.0%
Apple, Inc.	6,285	2,996,374

Electrical Equipment—2.9%
AMETEK, Inc.	29,480	1,356,670
Eaton Corp. PLC	21,550	1,483,502

		2,840,172

Energy Equipment & Services—1.1%
Halliburton Co.	22,525	1,084,579

Food & Staples Retailing—3.3%
Costco Wholesale Corp.	16,320	1,878,758
Walgreen Co.	24,910	1,340,158

		3,218,916

Food Products—2.8%
Hershey Co.	16,120	1,491,100
Mead Johnson Nutrition Co.	17,235	1,279,871

		2,770,971

Health Care Providers & Services—2.2%
DaVita HealthCare Partners, Inc. (b)	19,030	1,082,807
HCA Holdings, Inc.	26,350	1,126,462

		2,209,269

Hotels, Restaurants & Leisure—2.4%
McDonald’s Corp.	10,125	974,126
Starbucks Corp.	18,180	1,399,315

		2,373,441

	Shares	Value*

Household Durables—1.1%
Lennar Corp., Class A	31,915	$1,129,791

Industrial Conglomerates—1.1%
Danaher Corp.	15,875	1,100,455

Internet & Catalog Retail—4.6%
Amazon.com, Inc. (b)	9,490	2,966,954
priceline.com, Inc. (b)	1,540	1,556,863

		4,523,817

Internet Software & Services—7.9%
Facebook, Inc., Class A (b)	78,345	3,936,053
Google, Inc., Class A (b)	3,525	3,087,583
Yelp, Inc. (a)(b)	11,290	747,172

		7,770,808

IT Services—4.8%
Accenture PLC, Class A	12,965	954,743
Visa, Inc., Class A	19,695	3,763,714

		4,718,457

Machinery—1.1%
Caterpillar, Inc.	12,390	1,032,954

Media—4.8%
Comcast Corp., Class A	61,050	2,756,407
Time Warner, Inc.	29,890	1,967,061

		4,723,468

Multi-line Retail—1.7%
Dollar Tree, Inc. (b)	29,490	1,685,648

Oil, Gas & Consumable Fuels—5.2%
EOG Resources, Inc.	11,590	1,961,955
Pioneer Natural Resources Co.	8,550	1,614,240
Range Resources Corp.	19,642	1,490,632

		5,066,827

Personal Products—1.7%
Estee Lauder Cos., Inc., Class A	23,920	1,672,008

Pharmaceuticals—7.3%
AbbVie, Inc.	48,425	2,166,050
Allergan, Inc.	13,860	1,253,637
Bristol-Myers Squibb Co.	56,805	2,628,936
Johnson & Johnson	12,625	1,094,461

		7,143,084

Road & Rail—2.5%
Union Pacific Corp.	15,670	2,434,178

Semiconductors & Semiconductor Equipment—2.4%
Intel Corp.	52,435	1,201,810
Microchip Technology, Inc.	27,980	1,127,314

		2,329,124

Software—6.3%
Microsoft Corp.	110,805	3,690,915
Salesforce.com, Inc. (b)	47,950	2,489,084

		6,179,999

Schedule of Investments

AllianzGI Large-Cap Growth Fund

September 30, 2013 (unaudited) (continued)

	Shares	Value*
Specialty Retail—3.2%
Tractor Supply Co.	29,570	$1,986,217
Urban Outfitters, Inc. (b)	32,535	1,196,312

		3,182,529

Textiles, Apparel & Luxury Goods—3.4%
Michael Kors Holdings Ltd. (b)	22,845	1,702,410
NIKE, Inc., Class B	22,680	1,647,475

		3,349,885

Tobacco—3.0%
Philip Morris International, Inc.	33,960	2,940,596

Total Common Stock (cost—$82,478,549)		103,129,317

	Principal Amount (000s)

Repurchase Agreements—1.8%
State Street Bank and Trust Co., dated 9/30/13, zero coupon, due 10/1/13, proceeds $1,734,000; collateralized by Fannie Mae, 6.25%—7.125%, due 5/15/29—1/15/30, valued at $1,770,336 including accrued interest (cost—$1,734,000)	$1,734	1,734,000

Total Investments (cost—$84,212,549)—106.6%		104,863,317

Liabilities in excess of other assets—(6.6)%		(6,460,128)

Net Assets—100.0%		$98,403,189

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Schedule of Investments

AllianzGI Mid-Cap Fund

September 30, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—99.0%

Aerospace & Defense—1.6%
BE Aerospace, Inc. (b)	71,410	$5,271,486

Air Freight & Logistics—0.7%
Expeditors International of Washington, Inc.	51,650	2,275,699

Auto Components—2.8%
BorgWarner, Inc.	46,005	4,664,447
Delphi Automotive PLC	76,245	4,454,233

		9,118,680

Automobiles—0.8%
Harley-Davidson, Inc.	43,185	2,774,204

Biotechnology—5.3%
Alexion Pharmaceuticals, Inc. (b)	36,680	4,260,749
Ariad Pharmaceuticals, Inc. (b)	96,635	1,778,084
BioMarin Pharmaceutical, Inc. (b)	32,065	2,315,734
Medivation, Inc. (b)	46,690	2,798,599
Pharmacyclics, Inc. (b)	20,025	2,771,860
Vertex Pharmaceuticals, Inc. (b)	44,860	3,401,285

		17,326,311

Building Products—1.6%
Fortune Brands Home & Security, Inc.	126,740	5,276,186

Capital Markets—2.1%
KKR & Co. L.P.	157,760	3,246,701
SEI Investments Co.	122,425	3,784,157

		7,030,858

Chemicals—5.5%
Airgas, Inc.	25,105	2,662,385
Celanese Corp., Ser. A	30,770	1,624,349
International Flavors & Fragrances, Inc.	64,700	5,324,810
PPG Industries, Inc.	12,300	2,054,838
Sherwin-Williams Co.	36,300	6,613,134

		18,279,516

Commercial Banks—2.0%
First Republic Bank	79,995	3,730,167
Zions Bancorporation	100,620	2,759,000

		6,489,167

Commercial Services & Supplies—1.4%
Republic Services, Inc.	81,260	2,710,834
Stericycle, Inc. (b)	16,280	1,878,712

		4,589,546

Computers & Peripherals—2.4%
NetApp, Inc.	118,410	5,046,634
Western Digital Corp.	47,790	3,029,886

		8,076,520

	Shares	Value*

Diversified Financial Services—1.9%
McGraw Hill Financial, Inc.	97,245	$6,378,300

Electrical Equipment—4.9%
AMETEK, Inc.	179,155	8,244,713
Eaton Corp. PLC	64,770	4,458,767
Roper Industries, Inc.	26,340	3,499,796

		16,203,276

Energy Equipment & Services—1.1%
Cameron International Corp. (b)	59,585	3,477,976

Food & Staples Retailing—2.0%
Whole Foods Market, Inc.	111,600	6,528,600

Food Products—2.3%
Hershey Co.	81,460	7,535,050

Health Care Equipment & Supplies—5.2%
CareFusion Corp. (b)	47,915	1,768,063
Cooper Cos., Inc.	51,025	6,617,432
Edwards Lifesciences Corp. (b)	30,630	2,132,767
Insulet Corp. (b)	39,375	1,426,950
Sirona Dental Systems, Inc. (b)	52,320	3,501,778
Zimmer Holdings, Inc.	19,920	1,636,229

		17,083,219

Health Care Providers & Services—2.0%
Community Health Systems, Inc.	70,000	2,905,000
Team Health Holdings, Inc. (b)	100,920	3,828,905

		6,733,905

Health Care Technology—1.3%
Allscripts Healthcare Solutions, Inc. (b)	296,760	4,412,821

Hotels, Restaurants & Leisure—3.9%
Dunkin’ Brands Group, Inc.	93,940	4,251,724
Starwood Hotels & Resorts Worldwide, Inc.	64,870	4,310,612
Wynn Resorts Ltd.	28,150	4,447,981

		13,010,317

Household Durables—2.4%
Newell Rubbermaid, Inc.	109,740	3,017,850
Whirlpool Corp.	32,585	4,771,747

		7,789,597

Insurance—2.8%
Arch Capital Group Ltd. (b)	48,360	2,617,727
Brown & Brown, Inc.	114,505	3,675,610
Lincoln National Corp.	70,745	2,970,583

		9,263,920

Internet & Catalog Retail—1.0%
Groupon, Inc. (b)	282,830	3,170,524

Internet Software & Services—2.9%
Akamai Technologies, Inc. (b)	102,495	5,298,991
Yelp, Inc. (a)(b)	66,060	4,371,851

		9,670,842

Schedule of Investments

AllianzGI Mid-Cap Fund

September 30, 2013 (unaudited) (continued)

	Shares	Value*

IT Services—1.5%
Fidelity National Information Services, Inc.	103,695	$4,815,596

Life Sciences Tools & Services—2.8%
Agilent Technologies, Inc.	78,975	4,047,469
PerkinElmer, Inc.	96,780	3,653,445
Quintiles Transnational Holdings, Inc. (b)	34,155	1,532,876

		9,233,790

Machinery—2.1%
Colfax Corp. (b)	84,010	4,745,725
Oshkosh Corp. (b)	45,165	2,212,182

		6,957,907

Media—4.5%
CBS Corp., Class B	83,995	4,633,164
Charter Communications, Inc., Class A (b)	32,490	4,378,353
Scripps Networks Interactive, Inc., Class A	76,190	5,951,201

		14,962,718

Metals & Mining—1.1%
Carpenter Technology Corp.	59,490	3,456,964

Multi-line Retail—2.1%
Dollar Tree, Inc. (b)	119,960	6,856,914

Oil, Gas & Consumable Fuels—3.7%
Cabot Oil & Gas Corp.	98,525	3,676,953
Cobalt International Energy, Inc. (b)	94,940	2,360,208
Pioneer Natural Resources Co.	32,510	6,137,888

		12,175,049

Professional Services—2.1%
Nielsen Holdings NV	126,760	4,620,402
Verisk Analytics, Inc., Class A (b)	36,110	2,345,706

		6,966,108

Real Estate Management & Development—0.5%
CBRE Group, Inc., Class A (b)	71,495	1,653,679

Road & Rail—2.2%
Genesee & Wyoming, Inc., Class A (b)	49,320	4,585,280
JB Hunt Transport Services, Inc.	37,875	2,762,224

		7,347,504

Semiconductors & Semiconductor Equipment—4.2%
Analog Devices, Inc.	37,505	1,764,610
Lam Research Corp. (b)	80,200	4,105,438
Microchip Technology, Inc.	105,490	4,250,192
NXP Semiconductor NV (b)	99,900	3,717,279

		13,837,519

	Shares	Value*

Software—4.4%
FireEye, Inc. (b)	50,433	$2,094,482
Salesforce.com, Inc. (b)	89,480	4,644,907
Symantec Corp.	77,370	1,914,907
Tableau Software, Inc., Class A (b)	12,440	886,226
TIBCO Software, Inc. (b)	194,535	4,978,151

		14,518,673

Specialty Retail—2.8%
Tractor Supply Co.	107,050	7,190,548
Urban Outfitters, Inc. (b)	58,340	2,145,162

		9,335,710

Textiles, Apparel & Luxury Goods—4.0%
Fifth & Pacific Cos., Inc. (b)	89,265	2,243,230
Fossil Group, Inc. (b)	16,155	1,877,857
Michael Kors Holdings Ltd. (b)	31,105	2,317,945
V.F. Corp.	33,965	6,760,733

		13,199,765

Trading Companies & Distributors—1.1%
Fastenal Co.	39,290	1,974,323
HD Supply Holdings, Inc. (b)	76,885	1,689,163

		3,663,486

Total Common Stock (cost—$257,590,831)		326,747,902

	Principal Amount (000s)

Repurchase Agreements—1.0%
State Street Bank and Trust Co., dated 9/30/13, zero coupon, due 10/1/13, proceeds $3,442,000; collateralized by Fannie Mae, 7.125%, due 1/15/30, valued at $3,516,394 including accrued interest (cost—$3,442,000)	$3,442	3,442,000

Total Investments (cost-$261,032,831)—100.0%		330,189,902

Liabilities in excess of other assets—0.0%		(38,756)

Net Assets—100.0%		$330,151,146

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Schedule of Investments

AllianzGI NFJ All-Cap Value Fund

September 30, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—98.6%

Aerospace & Defense—2.8%
Northrop Grumman Corp.	7,300	$695,398

Automobiles—1.3%
Ford Motor Co.	19,900	335,713

Capital Markets—2.7%
Ameriprise Financial, Inc.	7,500	683,100

Chemicals—1.3%
EI du Pont de Nemours & Co.	5,500	322,080

Commercial Banks—10.1%
Fifth Third Bancorp	36,000	649,440
Old National Bancorp	43,400	616,280
PNC Financial Services Group, Inc.	8,700	630,315
Wells Fargo & Co.	15,800	652,856

		2,548,891

Commercial Services & Supplies—1.3%
Republic Services, Inc.	9,600	320,256

Communications Equipment—2.4%
Cisco Systems, Inc.	25,400	594,868

Consumer Finance—2.5%
SLM Corp.	25,500	634,950

Diversified Financial Services—3.7%
Bank of America Corp.	23,800	328,440
JPMorgan Chase & Co.	11,800	609,942

		938,382

Diversified Telecommunication Services—2.2%
AT&T, Inc.	16,100	544,502

Food & Staples Retailing—2.7%
Kroger Co.	9,300	375,162
Wal-Mart Stores, Inc.	4,100	303,236

		678,398

Food Products—2.2%
Ingredion, Inc.	8,500	562,445

Gas Utilities—2.4%
UGI Corp.	15,600	610,428

Health Care Equipment & Supplies—3.7%
Medtronic, Inc.	11,500	612,375
Zimmer Holdings, Inc.	4,000	328,560

		940,935

Health Care Providers & Services—2.7%
Cigna Corp.	8,900	684,054

Hotels, Restaurants & Leisure—2.7%
International Game Technology	35,600	673,908

	Shares	Value*

Household Durables—1.3%
Newell Rubbermaid, Inc.	12,100	$332,750

Industrial Conglomerates—2.4%
General Electric Co.	25,400	606,806

Insurance—3.8%
Allstate Corp.	12,800	647,040
Reinsurance Group of America, Inc.	4,800	321,552

		968,592

Machinery—4.0%
Crane Co.	5,400	333,018
Trinity Industries, Inc.	15,200	689,320

		1,022,338

Media—1.4%
CBS Corp., Class B	6,200	341,992

Metals & Mining—4.0%
Reliance Steel & Aluminum Co.	9,000	659,430
Yamana Gold, Inc.	33,600	349,440

		1,008,870

Office Electronics—2.8%
Xerox Corp.	69,900	719,271

Oil, Gas & Consumable Fuels—11.8%
Chesapeake Energy Corp.	13,400	346,792
Chevron Corp.	5,100	619,650
ConocoPhillips	7,100	493,521
HollyFrontier Corp.	5,824	245,249
Royal Dutch Shell PLC ADR	8,900	584,552
Total S.A. ADR	11,800	683,456

		2,973,220

Paper & Forest Products—2.4%
International Paper Co.	13,400	600,320

Pharmaceuticals—7.3%
AstraZeneca PLC ADR	12,500	649,125
Merck & Co., Inc.	13,000	618,930
Pfizer, Inc.	19,900	571,329

		1,839,384

Real Estate Investment Trust—3.3%
Annaly Capital Management, Inc.	3,700	42,846
CBL & Associates Properties, Inc.	25,500	487,050
Hospitality Properties Trust	10,500	297,150

		827,046

Road & Rail—1.3%
Norfolk Southern Corp.	4,100	317,135

Semiconductors & Semiconductor Equipment—1.3%
Intel Corp.	14,300	327,756

Schedule of Investments

AllianzGI NFJ All-Cap Value Fund

September 30, 2013 (unaudited) (continued)

	Shares	Value*

Software—3.6%
CA, Inc.	11,200	$332,304
Microsoft Corp.	17,600	586,256

		918,560

Specialty Retail—1.2%
Staples, Inc.	20,500	300,325

Total Common Stock (cost—$20,011,260)		24,872,673

	Principal Amount (000s)

Repurchase Agreements—1.8%
State Street Bank and Trust Co., dated 9/30/13, zero coupon, due 10/1/13, proceeds $461,000; collateralized by Fannie Mae, 6.25%, due 5/15/29, valued at $476,594 including accrued interest (cost—$461,000)	$461	461,000

Total Investments (cost—$20,472,260)—100.4%		25,333,673

Liabilities in excess of other assets—(0.4)%		(88,857)

Net Assets—100.0%		$25,244,816

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ Dividend Value Fund

September 30, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—96.5%

Aerospace & Defense—3.9%
Lockheed Martin Corp.	1,361,300	$173,633,815
Northrop Grumman Corp.	1,770,100	168,619,726

		342,253,541

Automobiles—4.1%
Ford Motor Co.	21,196,100	357,578,207

Beverages—1.7%
Molson Coors Brewing Co., Class B	3,062,200	153,508,086

Capital Markets—2.1%
Ameriprise Financial, Inc.	2,036,541	185,488,154

Chemicals—2.0%
EI du Pont de Nemours & Co.	3,005,900	176,025,504

Commercial Banks—8.0%
Fifth Third Bancorp	9,552,500	172,327,100
PNC Financial Services Group, Inc.	2,426,778	175,820,066
Wells Fargo & Co.	8,574,800	354,310,736

		702,457,902

Communications Equipment—3.7%
Cisco Systems, Inc.	6,911,000	161,855,620
Harris Corp.	2,749,500	163,045,350

		324,900,970

Consumer Finance—2.1%
SLM Corp.	7,271,100	181,050,390

Diversified Financial Services—3.8%
JPMorgan Chase & Co.	6,369,500	329,239,455

Diversified Telecommunication Services—2.0%
AT&T, Inc.	5,090,457	172,159,256

Electric Utilities—1.5%
American Electric Power Co., Inc.	2,987,700	129,516,795

Energy Equipment & Services—1.6%
Ensco PLC, Class A	2,678,300	143,958,625

Food & Staples Retailing—1.9%
Wal-Mart Stores, Inc.	2,238,200	165,537,272

Health Care Equipment & Supplies—1.9%
Medtronic, Inc.	3,054,000	162,625,500

Household Durables—2.0%
Newell Rubbermaid, Inc.	6,496,300	178,648,250

Industrial Conglomerates—2.0%
General Electric Co.	7,511,500	179,449,735

	Shares	Value*

Insurance—5.7%
Allstate Corp.	3,324,300	$168,043,365
MetLife, Inc.	3,538,700	166,141,965
Travelers Cos., Inc.	1,924,900	163,173,773

		497,359,103

Leisure Equipment & Products—1.8%
Mattel, Inc.	3,725,400	155,945,244

Metals & Mining—2.0%
Barrick Gold Corp.	9,389,800	174,838,076

Office Electronics—1.9%
Xerox Corp.	16,119,800	165,872,742

Oil, Gas & Consumable Fuels—15.6%
Chevron Corp.	1,475,800	179,309,700
ConocoPhillips	5,106,900	354,980,619
HollyFrontier Corp.	3,286,908	138,411,696
Marathon Oil Corp.	4,806,800	167,661,184
Royal Dutch Shell PLC ADR	2,584,000	169,717,120
Total S.A. ADR	6,144,300	355,877,856

		1,365,958,175

Paper & Forest Products—1.9%
International Paper Co.	3,633,700	162,789,760

Pharmaceuticals—10.2%
AstraZeneca PLC ADR	3,438,100	178,540,533
Johnson & Johnson	2,110,800	182,985,252
Merck & Co., Inc.	3,381,900	161,012,259
Pfizer, Inc.	6,491,100	186,359,481
Teva Pharmaceutical Industries Ltd. ADR	4,986,100	188,374,858

		897,272,383

Real Estate Investment Trust—1.4%
Annaly Capital Management, Inc.	10,951,400	126,817,212

Road & Rail—0.2%
Norfolk Southern Corp.	196,800	15,222,480

Semiconductors & Semiconductor Equipment—3.7%
Intel Corp.	14,326,774	328,369,660

Software—4.1%
CA, Inc.	5,432,800	161,191,176
Microsoft Corp.	5,846,950	194,761,905

		355,953,081

Specialty Retail—1.8%
Staples, Inc.	10,481,100	153,548,115

Tobacco—1.9%
Reynolds American, Inc.	3,436,200	167,617,836

Total Common Stock (cost—$6,897,125,103)		8,451,961,509

Schedule of Investments

AllianzGI NFJ Dividend Value Fund

September 30, 2013 (unaudited) (continued)

	Shares	Value*
MUTUAL FUNDS—0.3%
AllianzGI Money Market Fund, Institutional II Class (a) (cost—$25,000,000)	25,000,000	$25,000,000

	Principal Amount (000s)

Repurchase Agreements—3.3%
State Street Bank and Trust Co., dated 9/30/13, zero coupon, due 10/1/13, proceeds $290,570,000; collateralized by Fannie Mae, 6.25%, due 5/15/29, valued at $117,575,088 including accrued interest and Freddie Mac, 2.23%, due 1/10/23, valued at $178,807,125 including accrued interest (cost—$290,570,000)	$290,570	290,570,000

Total Investments (cost—$7,212,695,103)—100.1%		8,767,531,509

Liabilities in excess of other assets—(0.1)%		(12,753,542)

Net Assets—100.0%		$8,754,777,967

Notes to Schedule of Investments:

(a)	Affiliated security.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ International Value Fund

September 30, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—95.3%

Australia—2.0%
Australia & New Zealand Banking Group Ltd. ADR	2,246,400	$64,224,576

Brazil—7.0%
Banco Bradesco S.A. ADR	5,100,560	70,795,773
Cia de Saneamento Basico do Estado de Sao Paulo ADR	6,562,700	65,364,492
Cia Paranaense de Energia, Class P ADR	2,955,168	41,254,145
Vale S.A. ADR	3,317,100	51,779,931

		229,194,341

Canada—7.9%
Agrium, Inc.	384,300	32,292,729
Magna International, Inc.	399,100	32,949,696
Manulife Financial Corp.	3,719,500	61,594,920
Toronto-Dominion Bank	742,500	66,810,150
Yamana Gold, Inc.	6,199,600	64,475,840

		258,123,335

China—4.2%
China Construction Bank Corp., Class H	87,292,600	67,386,693
China Petroleum & Chemical Corp., Class H	88,462,560	69,343,177

		136,729,870

Denmark—1.8%
Carlsberg A/S, Class B	568,100	58,550,022

France—4.1%
Cap Gemini S.A.	505,749	30,076,333
Orange S.A. ADR	2,983,000	37,317,330
Sanofi	646,659	65,491,583

		132,885,246

Germany—3.7%
Deutsche Boerse AG	788,310	59,327,084
Siemens AG	514,813	62,085,540

		121,412,624

Hong Kong—0.9%
Hang Seng Bank Ltd.	1,898,600	30,913,839

India—0.9%
Tata Motors Ltd. ADR	1,051,100	27,980,282

Israel—2.6%
Israel Chemicals Ltd.	2,501,103	21,120,131
Teva Pharmaceutical Industries Ltd. ADR	1,653,100	62,454,118

		83,574,249

Japan—15.8%
Hitachi Ltd.	11,047,100	73,200,761
Isuzu Motors Ltd.	10,561,800	70,013,482
KDDI Corp.	1,263,100	64,910,648

	Shares	Value*

Komatsu Ltd.	1,402,700	$35,023,965
Mitsui & Co., Ltd. ADR	234,600	68,385,900
Mizuho Financial Group, Inc.	29,942,800	65,094,215
Nitto Denko Corp. ADR	2,528,900	81,986,938
Sega Sammy Holdings, Inc.	1,890,100	54,538,063

		513,153,972

Korea (Republic of)—2.9%
POSCO ADR	426,600	31,414,824
SK Telecom Co., Ltd. ADR	2,844,493	64,569,991

		95,984,815

Netherlands—2.2%
Reed Elsevier NV	3,521,996	70,823,519

Norway—3.1%
Statoil ASA ADR	2,951,100	66,930,948
Telenor ASA	1,424,500	32,554,704

		99,485,652

Russian Federation—1.0%
Sberbank of Russia ADR	2,620,200	31,521,006

Singapore—3.9%
Golden Agri-Resources Ltd.	172,111,800	71,376,563
United Overseas Bank Ltd. ADR	1,624,400	54,108,764

		125,485,327

South Africa—2.8%
Sasol Ltd. ADR	1,907,300	91,149,867

Sweden—0.9%
Svenska Cellulosa AB SCA ADR	1,103,800	27,881,988

Switzerland—2.4%
Zurich Insurance Group AG ADR (b)	3,077,100	79,050,699

Taiwan—0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,638,000	27,780,480

Turkey—0.9%
KOC Holding AS ADR	1,291,539	30,067,028

United Kingdom—19.6%
AstraZeneca PLC ADR	1,885,800	97,929,594
BAE Systems PLC ADR	2,028,400	59,716,096
Barclays PLC	6,259,078	26,749,256
Diageo PLC ADR	260,595	33,116,413
HSBC Holdings PLC	5,475,700	59,265,446
Imperial Tobacco Group PLC	1,683,532	62,236,044
Marks & Spencer Group PLC ADR	2,172,500	34,868,625
Rio Tinto PLC ADR	1,333,200	65,006,832
Royal Dutch Shell PLC ADR	1,554,200	102,079,856

Schedule of Investments

AllianzGI NFJ International Value Fund

September 30, 2013 (unaudited) (continued)

	Shares	Value*

Sage Group PLC ADR	1,362,234	$29,138,185
TESCO PLC	11,320,300	65,810,814

		635,917,161

United States—3.9%
Axis Capital Holdings Ltd.	1,502,400	65,068,944
Ensco PLC, Class A	542,400	29,154,000
RenaissanceRe Holdings Ltd.	379,000	34,310,870

		128,533,814

Total Common Stock (cost—$2,756,025,154)		3,100,423,712

PREFERRED STOCK—1.9%

Germany—1.9%
Volkswagen AG (cost—$53,221,716)	262,984	62,006,657

RIGHTS—0.1%

United Kingdom—0.1%
Barclays PLC, expires 10/2/13 (b) (cost—$0)	1,564,770	2,045,565

	Principal Amount (000s)

Repurchase Agreements—2.8%
State Street Bank and Trust Co., dated 9/30/13, zero coupon, due 10/1/13, proceeds $90,650,000; collateralized by Fannie Mae, 6.625%—7.125%, due 1/15/30—11/15/30, valued at $92,467,506 including accrued interest (cost—$90,650,000)	$90,650	90,650,000

Total Investments (cost—$2,899,896,870) (a)—100.1%		3,255,125,934

Liabilities in excess of other assets—(0.1)%		(3,940,721)

Net Assets—100.0%		$3,251,185,213

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $1,277,898,539, representing 39.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ International Value Fund

September 30, 2013 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Commercial Banks	16.6%
Oil, Gas & Consumable Fuels	10.2%
Insurance	7.3%
Pharmaceuticals	6.9%
Metals & Mining	6.5%
Automobiles	5.0%
Chemicals	4.2%
Wireless Telecommunication Services	4.0%
Industrial Conglomerates	2.8%
Beverages	2.8%
Electronic Equipment, Instruments & Components	2.2%
Food Products	2.2%
Media	2.2%
Diversified Telecommunication Services	2.2%
Trading Companies & Distributors	2.1%
Food & Staples Retailing	2.0%
Water Utilities	2.0%
Tobacco	1.9%
Aerospace & Defense	1.9%
Diversified Financial Services	1.8%
Leisure Equipment & Products	1.7%
Electric Utilities	1.2%
Machinery	1.1%
Multi-line Retail	1.1%
Auto Components	1.0%
IT Services	0.9%
Energy Equipment & Services	0.9%
Software	0.9%
Household Products	0.9%
Semiconductors & Semiconductor Equipment	0.8%
Repurchase Agreements	2.8%
Liabilities in excess of other assets	(0.1)%

100.0%

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

September 30, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—99.0%

Aerospace & Defense—3.0%
Northrop Grumman Corp.	225,000	$21,433,500

Automobiles—3.0%
Ford Motor Co.	1,244,000	20,986,280

Beverages—1.0%
Molson Coors Brewing Co., Class B	146,700	7,354,071

Biotechnology—1.2%
Amgen, Inc.	72,300	8,093,262

Capital Markets—2.2%
Goldman Sachs Group, Inc.	50,100	7,926,321
State Street Corp.	116,900	7,686,175

		15,612,496

Chemicals—1.1%
PPG Industries, Inc.	47,200	7,885,232

Commercial Banks—5.0%
Fifth Third Bancorp	395,800	7,140,232
PNC Financial Services Group, Inc.	97,300	7,049,385
Wells Fargo & Co.	505,100	20,870,732

		35,060,349

Communications Equipment—2.9%
Cisco Systems, Inc.	874,600	20,483,132

Consumer Finance—2.0%
SLM Corp.	577,200	14,372,280

Diversified Financial Services—6.8%
Bank of America Corp.	980,400	13,529,520
Citigroup, Inc.	275,400	13,359,654
JPMorgan Chase & Co.	405,100	20,939,619

		47,828,793

Diversified Telecommunication Services—1.8%
AT&T, Inc.	379,600	12,838,072

Electric Utilities—2.7%
American Electric Power Co., Inc.	281,200	12,190,020
PPL Corp.	224,100	6,808,158

		18,998,178

Energy Equipment & Services—1.7%
Diamond Offshore Drilling, Inc.	92,000	5,733,440
Ensco PLC, Class A	109,400	5,880,250

		11,613,690

Food & Staples Retailing—4.4%
Kroger Co.	379,000	15,288,860
Walgreen Co.	290,700	15,639,660

		30,928,520

	Shares	Value*

Food Products—1.8%
ConAgra Foods, Inc.	419,200	$12,718,528

Health Care Equipment & Supplies—2.0%
Medtronic, Inc.	268,600	14,302,950

Health Care Providers & Services—1.9%
Cigna Corp.	176,500	13,565,790

Industrial Conglomerates—3.0%
General Electric Co.	876,400	20,937,196

Insurance—6.1%
Allstate Corp.	425,000	21,483,750
MetLife, Inc.	300,500	14,108,475
Travelers Cos., Inc.	88,900	7,536,053

		43,128,278

Leisure Equipment & Products—1.0%
Mattel, Inc.	174,900	7,321,314

Machinery—1.2%
Parker Hannifin Corp.	75,500	8,208,360

Media—3.2%
CBS Corp., Class B	135,500	7,474,180
Time Warner, Inc.	232,833	15,322,740

		22,796,920

Metals & Mining—1.6%
Freeport-McMoRan Copper & Gold, Inc.	346,200	11,452,296

Multi-line Retail—1.0%
Macy’s, Inc.	160,000	6,923,200

Office Electronics—2.0%
Xerox Corp.	1,397,100	14,376,159

Oil, Gas & Consumable Fuels—14.4%
Chesapeake Energy Corp.	292,800	7,577,664
Chevron Corp.	171,100	20,788,650
ConocoPhillips	311,800	21,673,218
HollyFrontier Corp.	268,023	11,286,448
Marathon Oil Corp.	407,300	14,206,624
Royal Dutch Shell PLC ADR	183,600	12,058,848
Total S.A. ADR	246,900	14,300,448

		101,891,900

Paper & Forest Products—1.9%
International Paper Co.	299,500	13,417,600

Pharmaceuticals—10.0%
AbbVie, Inc.	162,700	7,277,571
AstraZeneca PLC ADR	261,700	13,590,081
Eli Lilly & Co.	136,500	6,870,045

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

September 30, 2013 (unaudited) (continued)

	Shares	Value*

Johnson & Johnson	167,400	$14,511,906
Merck & Co., Inc.	295,600	14,073,516
Pfizer, Inc.	509,300	14,622,003

		70,945,122

Real Estate Investment Trust—1.0%
Annaly Capital Management, Inc.	80,350	930,453
Kimco Realty Corp.	314,200	6,340,556

		7,271,009

Road & Rail—1.0%
Norfolk Southern Corp.	89,600	6,930,560

Semiconductors & Semiconductor Equipment—2.2%
Intel Corp.	662,100	15,175,332

Software—3.0%
CA, Inc.	234,300	6,951,681
Microsoft Corp.	419,100	13,960,221

		20,911,902

Specialty Retail—1.0%
Staples, Inc.	491,100	7,194,615

Tobacco—0.9%
Altria Group, Inc.	184,100	6,323,835

Total Common Stock (cost—$524,947,102)		699,280,721

	Principal Amount (000s)

Repurchase Agreements—1.3%
State Street Bank and Trust Co., dated 9/30/13, zero coupon, due 10/1/13, proceeds $9,375,000; collateralized by Fannie Mae, 6.25%, due 5/15/29, valued at $9,564,524 including accrued interest (cost—$9,375,000)	$9,375	9,375,000

Total Investments (cost—$534,322,102)—100.3%		708,655,721

Liabilities in excess of other assets—(0.3)%		(1,971,311)

Net Assets—100.0%		$706,684,410

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

September 30, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—96.8%

Aerospace & Defense—2.4%
L-3 Communications Holdings, Inc.	89,100	$8,419,950
Northrop Grumman Corp.	93,300	8,887,758

		17,307,708

Airlines—1.1%
Southwest Airlines Co.	565,900	8,239,504

Auto Components—2.2%
Cie Generale des Etablissements Michelin ADR	369,300	8,239,083
Magna International, Inc.	97,300	8,033,088

		16,272,171

Beverages—3.1%
Coca-Cola Enterprises, Inc.	207,400	8,339,554
Dr. Pepper Snapple Group, Inc.	151,400	6,785,748
Molson Coors Brewing Co., Class B	150,100	7,524,513

		22,649,815

Capital Markets—6.1%
Ameriprise Financial, Inc.	96,800	8,816,544
Ares Capital Corp.	404,600	6,995,534
Carlyle Group L.P.	278,800	7,170,736
KKR & Co. L.P.	372,600	7,668,108
Oaktree Capital Group LLC	138,200	7,234,770
Raymond James Financial, Inc.	168,100	7,004,727

		44,890,419

Chemicals—4.2%
Agrium, Inc.	81,200	6,823,236
Albemarle Corp.	120,300	7,571,682
CF Industries Holdings, Inc.	37,526	7,911,607
Eastman Chemical Co.	113,400	8,833,860

		31,140,385

Commercial Banks—7.5%
Banco de Chile ADR	72,582	6,655,769
BB&T Corp.	238,400	8,046,000
Comerica, Inc.	227,100	8,927,301
East West Bancorp, Inc.	237,800	7,597,710
Fifth Third Bancorp	428,800	7,735,552
KeyCorp	724,900	8,263,860
Regions Financial Corp.	838,900	7,768,214

		54,994,406

Communications Equipment—1.2%
Harris Corp.	150,400	8,918,720

Computers & Peripherals—1.1%
Seagate Technology PLC	179,400	7,846,956

Construction & Engineering—1.0%
KBR, Inc.	227,500	7,425,600

Consumer Finance—1.3%
Discover Financial Services	189,200	9,562,168

	Shares	Value*

Containers & Packaging—2.0%
Ball Corp.	156,000	$7,001,280
Rexam PLC ADR	185,130	7,312,265

		14,313,545

Diversified Financial Services—1.1%
McGraw Hill Financial, Inc.	121,500	7,969,185

Electric Utilities—1.8%
Entergy Corp.	101,800	6,432,742
PPL Corp.	234,500	7,124,110

		13,556,852

Electronic Equipment, Instruments & Components—3.2%
Corning, Inc.	497,000	7,251,230
Jabil Circuit, Inc.	330,800	7,171,744
TE Connectivity Ltd.	175,400	9,082,212

		23,505,186

Energy Equipment & Services—1.7%
Diamond Offshore Drilling, Inc.	96,100	5,988,952
Ensco PLC, Class A	125,600	6,751,000

		12,739,952

Food Products—4.2%
Archer-Daniels-Midland Co.	220,100	8,108,484
ConAgra Foods, Inc.	245,300	7,442,402
Ingredion, Inc.	116,000	7,675,720
Tyson Foods, Inc., Class A	274,600	7,765,688

		30,992,294

Health Care Equipment & Supplies—2.4%
St. Jude Medical, Inc.	167,500	8,984,700
Zimmer Holdings, Inc.	107,200	8,805,408

		17,790,108

Health Care Providers & Services—5.7%
AmerisourceBergen Corp.	135,000	8,248,500
Cardinal Health, Inc.	154,500	8,057,175
Cigna Corp.	44,900	3,451,014
Humana, Inc.	75,900	7,083,747
Quest Diagnostics, Inc.	106,700	6,592,993
Universal Health Services, Inc., Class B	114,800	8,608,852

		42,042,281

Hotels, Restaurants & Leisure—0.8%
Darden Restaurants, Inc.	127,900	5,920,491

Household Products—2.1%
Clorox Co.	101,200	8,270,064
Energizer Holdings, Inc.	76,200	6,945,630

		15,215,694

Insurance—6.9%
Aon PLC	119,200	8,873,248
Assurant, Inc.	152,900	8,271,890
HCC Insurance Holdings, Inc.	193,700	8,487,934

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

September 30, 2013 (unaudited) (continued)

	Shares	Value*

Loews Corp.	196,900	$9,203,106
Reinsurance Group of America, Inc.	119,000	7,971,810
Unum Group	261,200	7,950,928

		50,758,916

Leisure Equipment & Products—1.0%
Hasbro, Inc.	152,100	7,169,994

Life Sciences Tools & Services—1.1%
Agilent Technologies, Inc.	160,600	8,230,750

Machinery—4.4%
AGCO Corp.	131,500	7,945,230
Parker Hannifin Corp.	81,700	8,882,424
Valmont Industries, Inc.	53,000	7,362,230
Xylem, Inc.	285,300	7,968,429

		32,158,313

Media—1.1%
Gannett Co., Inc.	287,400	7,699,446

Metals & Mining—4.6%
Franco-Nevada Corp.	189,534	8,598,538
Gold Fields Ltd. ADR	924,600	4,225,422
Silver Wheaton Corp.	308,500	7,641,545
Ternium S.A. ADR	298,500	7,169,970
Yamana Gold, Inc.	611,100	6,355,440

		33,990,915

Multi-line Retail—1.0%
Kohl’s Corp.	139,600	7,224,300

Oil, Gas & Consumable Fuels—7.0%
Alliance Resource Partners L.P.	88,747	6,578,815
Canadian Oil Sands Ltd.	343,100	6,648,489
Cimarex Energy Co.	79,300	7,644,520
Energen Corp.	127,600	9,747,364
HollyFrontier Corp.	144,700	6,093,317
Murphy Oil Corp.	134,200	8,094,944
Valero Energy Corp.	202,300	6,908,545

		51,715,994

Paper & Forest Products—1.0%
International Paper Co.	170,000	7,616,000

Professional Services—1.1%
Dun & Bradstreet Corp.	80,100	8,318,385

Real Estate Investment Trust—0.8%
Liberty Property Trust	169,200	6,023,520

Road & Rail—2.1%
CSX Corp.	295,500	7,606,170
Norfolk Southern Corp.	105,000	8,121,750

		15,727,920

	Shares	Value*

Semiconductors & Semiconductor Equipment—2.3%
Avago Technologies Ltd.	202,000	$8,710,240
KLA-Tencor Corp.	132,100	8,038,285

		16,748,525

Software—1.1%
CA, Inc.	262,400	7,785,408

Specialty Retail—1.1%
Advance Auto Parts, Inc.	84,900	7,019,532
Murphy USA, Inc. (a)	33,550	1,355,084

		8,374,616

Textiles, Apparel & Luxury Goods—0.9%
Coach, Inc.	115,300	6,287,309

Tobacco—1.9%
Lorillard, Inc.	150,000	6,717,000
Reynolds American, Inc.	149,300	7,282,854

		13,999,854

Wireless Telecommunication Services—1.2%
SK Telecom Co., Ltd. ADR	384,400	8,725,880

Total Common Stock (cost—$530,969,606)		711,849,485

	Principal Amount (000s)

Repurchase Agreements—2.5%
State Street Bank and Trust Co., dated 9/30/13, zero coupon, due 10/1/13, proceeds $18,728,000; collateralized by Fannie Mae, 2.21%, due 12/28/22, valued at $19,104,975 including accrued interest (cost—$18,728,000)	$18,728	18,728,000

Total Investments (cost—$549,697,606)—99.3%		730,577,485

Other assets less liabilities—0.7%		5,219,017

Net Assets—100.0%		$735,796,502

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

September 30, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—94.6%

Aerospace & Defense—4.4%
Alliant Techsystems, Inc.	1,182,800	$115,393,968
Cubic Corp.	533,969	28,663,456
Curtiss-Wright Corp. (a)	1,948,484	91,500,809
Elbit Systems Ltd.	354,600	18,960,462
Triumph Group, Inc.	1,396,400	98,055,208

		352,573,903

Airlines—0.5%
Westjet Airlines Ltd. (a)	1,778,700	42,738,532

Capital Markets—0.8%
Raymond James Financial, Inc.	1,601,900	66,751,173

Chemicals—7.5%
A Schulman, Inc.	1,281,262	37,745,978
Cabot Corp.	1,969,900	84,134,429
Innophos Holdings, Inc. (a)	1,077,700	56,881,006
Methanex Corp.	2,154,000	110,435,580
NewMarket Corp.	283,800	81,708,858
Olin Corp. (a)	3,547,000	81,829,290
Rentech Nitrogen Partners L.P.	1,091,429	26,761,839
Sensient Technologies Corp.	1,901,300	91,053,257
Stepan Co.	562,261	32,459,328

		603,009,565

Commercial Banks—7.4%
Canadian Western Bank	1,465,561	43,993,152
Cardinal Financial Corp.	1,277,600	21,118,728
Community Trust Bancorp, Inc.	228,800	9,286,992
First Horizon National Corp.	6,540,749	71,882,831
First Interstate Bancsystem, Inc.	292,500	7,063,875
First Niagara Financial Group, Inc.	7,920,400	82,134,548
FirstMerit Corp.	782,900	16,996,759
Fulton Financial Corp.	6,444,497	75,271,725
Lakeland Financial Corp.	270,626	8,835,939
Old National Bancorp	3,096,400	43,968,880
Prosperity Bancshares, Inc.	1,283,600	79,377,824
Susquehanna Bancshares, Inc.	5,080,900	63,765,295
Tompkins Financial Corp.	221,537	10,239,440
Trustmark Corp.	2,164,365	55,407,744
WesBanco, Inc.	383,849	11,411,831

		600,755,563

Commercial Services & Supplies—1.5%
Brink’s Co. (a)	2,066,000	58,467,800
Ennis, Inc.	464,247	8,375,016
UniFirst Corp.	413,900	43,219,438
United Stationers, Inc.	195,100	8,486,850

		118,549,104

Construction & Engineering—0.9%
KBR, Inc.	2,265,900	73,958,976

Consumer Finance—0.9%
Cash America International, Inc. (a)	1,606,591	72,746,440

	Shares	Value*

Containers & Packaging—2.5%
Rock-Tenn Co., Class A	642,200	$65,035,594
Silgan Holdings, Inc.	944,400	44,386,800
Sonoco Products Co.	2,285,750	89,007,105

		198,429,499

Diversified Consumer Services—0.5%
Hillenbrand, Inc.	1,513,800	41,432,706

Electric Utilities—2.3%
El Paso Electric Co.	1,177,365	39,323,991
Great Plains Energy, Inc.	3,252,300	72,201,060
IDACORP, Inc.	1,512,500	73,205,000

		184,730,051

Electrical Equipment—1.4%
AZZ, Inc.	586,600	24,555,076
Babcock & Wilcox Co.	2,547,017	85,885,413

		110,440,489

Electronic Equipment, Instruments & Components—2.5%
AVX Corp.	1,281,500	16,826,095
Belden, Inc.	1,835,455	117,560,893
Jabil Circuit, Inc.	3,251,000	70,481,680

		204,868,668

Energy Equipment & Services—4.6%
Bristow Group, Inc. (a)	1,558,500	113,396,460
Ensign Energy Services, Inc.	1,808,700	30,974,679
Precision Drilling Corp.	8,965,800	88,940,736
ShawCor Ltd.	1,053,112	44,412,587
Tidewater, Inc.	1,534,800	90,998,292

		368,722,754

Food & Staples Retailing—2.7%
Andersons, Inc. (a)	1,150,250	80,402,475
Casey’s General Stores, Inc.	618,609	45,467,761
Harris Teeter Supermarkets, Inc.	1,431,152	70,398,367
Weis Markets, Inc.	369,075	18,062,531

		214,331,134

Food Products—1.9%
Cal-Maine Foods, Inc. (a)	1,127,206	54,218,609
Ingredion, Inc.	1,490,800	98,646,236

		152,864,845

Gas Utilities—0.9%
UGI Corp.	1,789,700	70,030,961

Health Care Equipment & Supplies—3.7%
Cooper Cos., Inc.	879,500	114,062,355
STERIS Corp.	2,174,205	93,403,847
Teleflex, Inc.	1,063,500	87,504,780

		294,970,982

Health Care Providers & Services—1.1%
Ensign Group, Inc.	192,757	7,924,240
Owens & Minor, Inc.	2,280,000	78,865,200

		86,789,440

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

September 30, 2013 (unaudited) (continued)

	Shares	Value*

Hotels, Restaurants & Leisure—2.2%
Cracker Barrel Old Country Store, Inc.	774,300	$79,938,732
International Game Technology	5,368,600	101,627,598

		181,566,330

Insurance—4.8%
Allied World Assurance Co. Holdings AG	371,550	36,928,354
American Financial Group, Inc.	1,571,500	84,955,290
Amtrust Financial Services, Inc.	1,460,803	57,058,965
First American Financial Corp.	3,627,900	88,339,365
Montpelier Re Holdings Ltd.	1,178,578	30,701,957
Protective Life Corp.	1,911,912	81,351,856
Symetra Financial Corp.	675,029	12,029,017

		391,364,804

Internet Software & Services—0.8%
j2 Global, Inc.	1,392,161	68,939,813

IT Services—1.0%
Broadridge Financial Solutions, Inc.	2,557,848	81,211,674

Leisure Equipment & Products—0.8%
Sturm Ruger & Co., Inc. (a)	1,002,435	62,782,504

Life Sciences Tools & Services—1.2%
PerkinElmer, Inc.	2,540,672	95,910,368

Machinery—6.7%
Crane Co.	1,645,400	101,471,818
ITT Corp.	2,671,407	96,037,082
Kennametal, Inc.	2,032,600	92,686,560
Standex International Corp.	292,809	17,392,855
Titan International, Inc. (a)	2,286,713	33,477,478
Trinity Industries, Inc.	2,142,535	97,163,962
Valmont Industries, Inc.	718,500	99,806,835

		538,036,590

Media—2.0%
Cinemark Holdings, Inc.	2,559,600	81,241,704
Meredith Corp. (a)	1,630,727	77,655,220

		158,896,924

Metals & Mining—4.1%
AMCOL International Corp.	769,322	25,141,443
Commercial Metals Co. (a)	5,264,400	89,231,580
HudBay Minerals, Inc.	6,498,764	53,186,331
Royal Gold, Inc.	1,526,755	74,291,898
Steel Dynamics, Inc.	5,137,700	85,850,967

		327,702,219

Oil, Gas & Consumable Fuels—8.0%
Alliance Resource Partners L.P.	586,400	43,469,832
Berry Petroleum Co., Class A	1,710,600	73,778,178
Calumet Specialty Products Partners L.P.	800,300	21,840,187
Cimarex Energy Co.	892,800	86,065,920
CVR Energy, Inc.	1,756,420	67,657,298
Delek U.S. Holdings, Inc.	500,400	10,553,436
Energen Corp.	1,550,600	118,450,334

	Shares	Value*

Ship Finance International Ltd.	3,628,062	$55,400,507
Western Refining, Inc.	2,435,200	73,153,408
World Fuel Services Corp.	2,568,573	95,833,459

		646,202,559

Paper & Forest Products—0.4%
Neenah Paper, Inc. (a)	880,013	34,593,311

Real Estate Investment Trust—3.8%
American Realty Capital Properties, Inc.	4,442,300	54,196,060
Franklin Street Properties Corp.	2,726,800	34,739,432
Hatteras Financial Corp.	1,908,700	35,711,777
Omega Healthcare Investors, Inc.	2,211,300	66,051,531
Retail Properties of America, Inc., Class A	3,704,101	50,931,389
Starwood Property Trust, Inc.	2,868,700	68,762,739

		310,392,928

Road & Rail—0.7%
Werner Enterprises, Inc.	2,326,241	54,271,202

Software—1.9%
Fair Isaac Corp.	1,110,337	61,379,429
Mentor Graphics Corp.	3,782,194	88,389,874

		149,769,303

Specialty Retail—3.3%
Aaron’s, Inc.	2,232,100	61,829,170
Buckle, Inc.	1,554,669	84,029,859
Group 1 Automotive, Inc. (a)	997,701	77,501,414
Rent-A-Center, Inc.	552,398	21,046,364
Sonic Automotive, Inc., Class A	896,000	21,324,800

		265,731,607

Thrifts & Mortgage Finance—1.5%
Home Loan Servicing Solutions Ltd. (a)	2,928,500	64,456,285
Washington Federal, Inc.	2,873,000	59,413,640

		123,869,925

Tobacco—0.8%
Universal Corp. (a)	1,353,200	68,918,476

Trading Companies & Distributors—2.6%
Applied Industrial Technologies, Inc.	619,900	31,924,850
GATX Corp.	1,682,323	79,943,989
TAL International Group, Inc. (a)	1,263,720	59,053,635
Textainer Group Holdings Ltd.	927,472	35,123,365

		206,045,839

Total Common Stock (cost—$5,433,061,002)		7,624,901,161

MUTUAL FUNDS—0.8%
AllianzGI Money Market Fund, Institutional II Class (a)	25,000,000	25,000,000
Central Fund of Canada Ltd., Class A	2,848,100	41,867,070

Total Mutual Funds (cost—$60,006,745)		66,867,070

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

September 30, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—5.1%
State Street Bank and Trust Co., dated 9/30/13, zero coupon, due 10/1/13, proceeds $410,767,000; collateralized by Fannie Mae, 2.21%, due 12/28/22, valued at $181,986,188 including accrued interest and Freddie Mac, 2.23%, due 1/10/23, valued at $236,998,875 including accrued interest (cost—$410,767,000)	$410,767	$410,767,000

Total Investments (cost-$5,903,834,747)—100.5%		8,102,535,231

Liabilities in excess of other assets—(0.5)%		(42,393,111)

Net Assets—100.0%		$8,060,142,120

Notes to Schedule of Investments:

(a)	Affiliated security.

Schedule of Investments

AllianzGI Opportunity Fund

September 30, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—99.0%

Aerospace & Defense—5.4%
Alliant Techsystems, Inc.	18,000	$1,756,080
Astronics Corp. (b)	33,500	1,665,285
Curtiss-Wright Corp. (a)	18,600	873,456
Kratos Defense & Security Solutions, Inc. (b)	198,400	1,642,752

		5,937,573

Auto Components—1.9%
Visteon Corp. (b)	27,300	2,064,972

Biotechnology—2.7%
Insys Therapeutics, Inc. (b)	62,600	2,190,374
Stemline Therapeutics, Inc. (b)	16,600	751,814

		2,942,188

Building Products—1.9%
AO Smith Corp.	46,200	2,088,240

Commercial Banks—7.7%
Banner Corp.	25,500	973,080
BNC Bancorp	28,100	374,854
Central Pacific Financial Corp.	83,900	1,485,030
Fidelity Southern Corp.	68,647	1,053,045
First Interstate Bancsystem, Inc.	16,600	400,890
First Merchants Corp.	23,200	402,056
OFG Bancorp	74,100	1,199,679
S&T Bancorp, Inc.	20,300	491,666
Trico Bancshares	16,600	378,148
United Community Banks, Inc. (b)	119,200	1,788,000

		8,546,448

Commercial Services & Supplies—3.6%
G&K Services, Inc., Class A	31,400	1,896,246
UniFirst Corp.	20,100	2,098,842

		3,995,088

Communications Equipment—2.6%
Brocade Communications Systems, Inc. (b)	91,300	734,965
Finisar Corp. (b)	38,900	880,307
Ubiquiti Networks, Inc.	38,100	1,279,779

		2,895,051

Consumer Finance—3.6%
Green Dot Corp., Class A (b)	92,500	2,435,525
Nelnet, Inc., Class A	38,900	1,495,705

		3,931,230

Diversified Consumer Services—1.4%
Ascent Capital Group, Inc., Class A (b)	14,900	1,201,238
Service Corp. International	19,800	368,676

		1,569,914

Electronic Equipment, Instruments & Components—2.5%
Methode Electronics, Inc.	98,200	2,749,600

Energy Equipment & Services—1.9%
Bristow Group, Inc. (a)	28,300	2,059,108

Food Products—2.5%
Pilgrim’s Pride Corp. (b)	35,700	599,403
Sanderson Farms, Inc.	33,100	2,159,444

		2,758,847

	Shares	Value*

Health Care Equipment & Supplies—1.0%
Cooper Cos., Inc.	4,000	$518,760
West Pharmaceutical Services, Inc.	15,200	625,480

		1,144,240

Health Care Providers & Services—4.9%
Health Net, Inc. (b)	53,000	1,680,100
Magellan Health Services, Inc. (b)	33,900	2,032,644
MWI Veterinary Supply, Inc. (b)	3,300	492,888
VCA Antech, Inc. (b)	44,600	1,224,716

		5,430,348

Hotels, Restaurants & Leisure—7.0%
CEC Entertainment, Inc.	43,800	2,008,668
Jack in the Box, Inc. (b)	32,000	1,280,000
Marriott Vacations Worldwide Corp. (b)	27,300	1,201,200
Red Robin Gourmet Burgers, Inc. (b)	29,800	2,118,780
Wendy’s Co.	138,500	1,174,480

		7,783,128

Household Durables—0.5%
La-Z-Boy, Inc.	24,500	556,395

Insurance—7.8%
American National Insurance Co.	5,800	568,632
Argo Group International Holdings Ltd.	24,670	1,057,850
Horace Mann Educators Corp.	76,300	2,165,394
Protective Life Corp.	43,800	1,863,690
StanCorp Financial Group, Inc.	27,000	1,485,540
Symetra Financial Corp.	83,700	1,491,534

		8,632,640

Internet Software & Services—2.4%
comScore, Inc. (b)	74,700	2,164,059
CoStar Group, Inc. (b)	2,900	486,910

		2,650,969

IT Services—2.6%
CoreLogic, Inc. (b)	66,900	1,809,645
Euronet Worldwide, Inc. (b)	15,000	597,000
Syntel, Inc.	5,100	408,510

		2,815,155

Life Sciences Tools & Services—0.4%
ICON PLC (b)	11,700	478,881

Machinery—4.2%
Albany International Corp., Class A	12,500	448,375
Federal Signal Corp. (b)	56,900	732,303
Hyster-Yale Materials Handling, Inc.	17,100	1,533,357
Oshkosh Corp. (b)	40,100	1,964,098

		4,678,133

Media—2.1%
Cumulus Media, Inc., Class A (b)	97,200	515,160
Digital Generation, Inc. (b)	76,000	982,680
MDC Partners, Inc., Class A	16,000	447,680
Regal Entertainment Group, Class A	22,300	423,254

		2,368,774

Oil, Gas & Consumable Fuels—2.5%
Oiltanking Partners L.P.	12,800	656,128
Renewable Energy Group, Inc. (b)	137,900	2,089,185

		2,745,313

Schedule of Investments

AllianzGI Opportunity Fund

September 30, 2013 (unaudited) (continued)

	Shares	Value*

Paper & Forest Products—1.3%
KapStone Paper and Packaging Corp.	32,300	$1,382,440

Personal Products—0.3%
Prestige Brands Holdings, Inc. (b)	11,000	331,320

Pharmaceuticals—2.8%
Depomed, Inc. (b)	207,000	1,548,360
Questcor Pharmaceuticals, Inc.	16,200	939,600
Santarus, Inc. (b)	26,600	600,362

		3,088,322

Professional Services—5.2%
Barrett Business Services, Inc.	26,800	1,803,908
Huron Consulting Group, Inc. (b)	39,700	2,088,617
Korn/Ferry International (b)	88,300	1,889,620

		5,782,145

Real Estate Investment Trust—2.0%
Ashford Hospitality Trust, Inc.	151,000	1,863,340
Cedar Realty Trust, Inc.	71,600	370,888

		2,234,228

Semiconductors & Semiconductor Equipment—0.5%
SunPower Corp. (b)	20,500	536,280

Software—4.8%
Aspen Technology, Inc. (b)	15,800	545,890
Blackbaud, Inc.	52,000	2,030,080
BroadSoft, Inc. (b)	12,800	461,184
Manhattan Associates, Inc. (b)	5,800	553,610
Mentor Graphics Corp.	34,700	810,939
Pegasystems, Inc.	11,600	461,796
Seachange International, Inc. (b)	43,000	493,210

		5,356,709

Specialty Retail—5.3%
Citi Trends, Inc. (b)	25,900	452,732
Haverty Furniture Cos., Inc.	73,300	1,798,049
Lumber Liquidators Holdings, Inc. (b)	19,100	2,037,015
Penske Automotive Group, Inc.	28,200	1,204,986
Restoration Hardware Holdings, Inc. (b)	5,900	373,765

		5,866,547

Textiles, Apparel & Luxury Goods—1.8%
Skechers U.S.A., Inc., Class A (b)	64,000	1,991,040

Thrifts & Mortgage Finance—1.5%
Home Loan Servicing Solutions Ltd. (a)	73,700	1,622,137

Trading Companies & Distributors—0.4%
Watsco, Inc.	4,100	386,507

Total Common Stock (cost—$95,212,244)		109,399,910

	Principal Amount (000s)	Value*

Repurchase Agreements—1.1%
State Street Bank and Trust Co., dated 9/30/13, zero coupon, due 10/1/13, proceeds $1,254,000; collateralized by Freddie Mac, 2.23%, due 1/10/23, valued at $1,281,125 including accrued interest (cost—$1,254,000)	$1,254	$1,254,000

Total Investments (cost—$96,466,244)—100.1%		110,653,910

Liabilities in excess of other assets—(0.1)%		(125,261)

Net Assets—100.0%		$110,528,649

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—98.7%

Aerospace & Defense—3.4%
Alliant Techsystems, Inc.	560	$54,633
Astronics Corp. (b)	952	47,324
Curtiss-Wright Corp. (a)	600	28,176
Esterline Technologies Corp. (b)	45	3,595
Kratos Defense & Security Solutions, Inc. (b)	5,420	44,878
Triumph Group, Inc.	100	7,022

		185,628

Air Freight & Logistics—0.5%
Forward Air Corp.	605	24,412
XPO Logistics, Inc. (b)	124	2,687

		27,099

Airlines—0.2%
Allegiant Travel Co.	35	3,688
Spirit Airlines, Inc. (b)	290	9,938

		13,626

Auto Components—1.8%
American Axle & Manufacturing Holdings, Inc. (b)	510	10,057
Gentherm, Inc. (b)	574	10,952
Modine Manufacturing Co. (b)	320	4,682
Stoneridge, Inc. (b)	194	2,097
Tower International, Inc. (b)	513	10,255
Visteon Corp. (b)	775	58,621

		96,664

Automobiles—0.2%
Winnebago Industries, Inc. (b)	425	11,033

Biotechnology—2.7%
Aegerion Pharmaceuticals, Inc. (b)	85	7,285
Alkermes PLC (b)	250	8,405
Array BioPharma, Inc. (b)	260	1,617
Coronado Biosciences, Inc. (b)	89	625
Cubist Pharmaceuticals, Inc. (b)	120	7,626
Dyax Corp. (b)	200	1,372
Exact Sciences Corp. (b)	144	1,701
Insmed, Inc. (b)	90	1,405
Insys Therapeutics, Inc. (b)	1,682	58,853
Keryx Biopharmaceuticals, Inc. (b)	180	1,818
Ligand Pharmaceuticals, Inc., Class B (b)	206	8,916
NPS Pharmaceuticals, Inc. (b)	515	16,382
Orexigen Therapeutics, Inc. (b)	252	1,547
Raptor Pharmaceutical Corp. (b)	107	1,599
Repligen Corp. (b)	270	2,994
Sangamo Biosciences, Inc. (b)	162	1,698
Stemline Therapeutics, Inc. (b)	500	22,645

		146,488

	Shares	Value*

Building Products—1.1%
AO Smith Corp.	1,200	$54,240
Builders FirstSource, Inc. (b)	361	2,123
Patrick Industries, Inc. (b)	127	3,816
PGT, Inc. (b)	275	2,725

		62,904

Capital Markets—0.2%
Cowen Group, Inc., Class A (b)	725	2,501
HFF, Inc., Class A	153	3,833
ICG Group, Inc. (b)	199	2,824
Investment Technology Group, Inc. (b)	177	2,782
Medley Capital Corp.	146	2,013

		13,953

Chemicals—0.4%
Chemtura Corp. (b)	370	8,506
Landec Corp. (b)	200	2,440
PolyOne Corp.	380	11,670

		22,616

Commercial Banks—6.1%
Banner Corp.	789	30,108
BNC Bancorp	1,065	14,207
Cathay General Bancorp	395	9,231
Central Pacific Financial Corp.	2,100	37,170
CU Bancorp (b)	295	5,384
Eagle Bancorp, Inc. (b)	104	2,942
Fidelity Southern Corp.	1,844	28,287
First Interstate Bancsystem, Inc.	400	9,660
First Merchants Corp.	751	13,015
FirstMerit Corp.	515	11,181
Horizon Bancorp	140	3,269
Mercantile Bank Corp.	250	5,445
National Bank Holdings Corp., Class A	1,050	21,567
OFG Bancorp	1,700	27,523
PrivateBancorp, Inc.	474	10,144
S&T Bancorp, Inc.	500	12,110
Sterling Financial Corp.	250	7,162
Susquehanna Bancshares, Inc.	705	8,848
Trico Bancshares	565	12,871
United Community Banks, Inc. (b)	3,100	46,500
WesBanco, Inc.	140	4,162
Western Alliance Bancorp (b)	870	16,469

		337,255

Commercial Services & Supplies—2.7%
ABM Industries, Inc.	125	3,327
Covanta Holding Corp.	1,165	24,908
G&K Services, Inc., Class A	865	52,237
Multi-Color Corp.	160	5,429
Steelcase, Inc., Class A	535	8,892
UniFirst Corp.	500	52,210

		147,003

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2013 (unaudited) (continued)

	Shares	Value*

Communications Equipment—2.0%
ARRIS Group, Inc. (b)	480	$8,189
Brocade Communications Systems, Inc. (b)	2,200	17,710
CalAmp Corp. (b)	233	4,108
Calix, Inc. (b)	232	2,953
EchoStar Corp., Class A (b)	220	9,667
Extreme Networks, Inc. (b)	266	1,389
Finisar Corp. (b)	1,325	29,985
ShoreTel, Inc. (b)	500	3,020
Ubiquiti Networks, Inc.	1,011	33,959

		110,980

Computers & Peripherals—0.2%
Datalink Corp. (b)	237	3,204
Electronics for Imaging, Inc. (b)	295	9,346
Silicon Graphics International Corp. (b)	90	1,462

		14,012

Construction & Engineering—0.6%
Dycom Industries, Inc. (b)	355	9,937
Primoris Services Corp.	434	11,054
Tutor Perini Corp. (b)	520	11,086

		32,077

Construction Materials—0.1%
Eagle Materials, Inc.	110	7,980

Consumer Finance—2.0%
Green Dot Corp., Class A (b)	2,400	63,192
Nelnet, Inc., Class A	1,000	38,450
Portfolio Recovery Associates, Inc. (b)	165	9,890

		111,532

Containers & Packaging—0.4%
Silgan Holdings, Inc.	425	19,975

Distributors—0.2%
Core-Mark Holding Co., Inc.	170	11,295

Diversified Consumer Services—1.1%
Ascent Capital Group, Inc., Class A (b)	465	37,488
Carriage Services, Inc.	131	2,541
LifeLock, Inc. (b)	260	3,856
Service Corp. International	775	14,431

		58,316

Diversified Financial Services—0.4%
Texas Pacific Land Trust	255	21,555

Diversified Telecommunication Services—0.5%
8x8, Inc. (b)	351	3,535
Cogent Communications Group, Inc.	245	7,901
Consolidated Communications Holdings, Inc.	440	7,586
inContact, Inc. (b)	353	2,919
Premiere Global Services, Inc. (b)	715	7,121

		29,062

	Shares	Value*

Electric Utilities—1.5%
ALLETE, Inc.	410	$19,803
Cleco Corp.	440	19,730
Empire District Electric Co.	900	19,494
Hawaiian Electric Industries, Inc.	560	14,056
UIL Holdings Corp.	300	11,154

		84,237

Electrical Equipment—0.1%
Coleman Cable, Inc.	115	2,428
PowerSecure International, Inc. (b)	164	2,632

		5,060

Electronic Equipment, Instruments & Components—1.5%
Fabrinet (b)	144	2,425
Measurement Specialties, Inc. (b)	51	2,766
Methode Electronics, Inc.	2,760	77,280

		82,471

Energy Equipment & Services—1.9%
Bristow Group, Inc. (a)	700	50,932
Helix Energy Solutions Group, Inc. (b)	400	10,148
Hercules Offshore, Inc. (b)	1,245	9,176
Hornbeck Offshore Services, Inc. (b)	215	12,350
Matrix Service Co. (b)	150	2,943
Parker Drilling Co. (b)	1,335	7,609
TETRA Technologies, Inc. (b)	1,000	12,530

		105,688

Food & Staples Retailing—0.1%
Pricesmart, Inc.	45	4,286

Food Products—3.6%
B&G Foods, Inc.	400	13,820
Boulder Brands, Inc. (b)	936	15,014
Cal-Maine Foods, Inc. (a)	430	20,683
Hain Celestial Group, Inc. (b)	125	9,640
J&J Snack Foods Corp.	200	16,144
Lancaster Colony Corp.	260	20,355
Pilgrim’s Pride Corp. (b)	900	15,111
Pinnacle Foods, Inc.	220	5,823
Sanderson Farms, Inc.	870	56,759
Tootsie Roll Industries, Inc.	480	14,794
TreeHouse Foods, Inc. (b)	175	11,695

		199,838

Gas Utilities—0.1%
Ferrellgas Partners LP	200	4,458

Health Care Equipment & Supplies—2.4%
Anika Therapeutics, Inc. (b)	147	3,522
Antares Pharma, Inc. (b)	2,071	8,408
ArthroCare Corp. (b)	390	13,876
Cardiovascular Systems, Inc. (b)	113	2,266
Cooper Cos., Inc.	100	12,969

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2013 (unaudited) (continued)

	Shares	Value*

Cynosure, Inc., Class A (b)	336	$7,664
Endologix, Inc. (b)	525	8,468
Haemonetics Corp. (b)	235	9,372
Spectranetics Corp. (b)	192	3,222
Staar Surgical Co. (b)	216	2,925
SurModics, Inc. (b)	103	2,449
TearLab Corp. (b)	166	1,836
Tornier NV (b)	320	6,186
Trinity Biotech PLC ADR	132	2,872
West Pharmaceutical Services, Inc.	1,160	47,734

		133,769

Health Care Providers & Services—5.8%
Acadia Healthcare Co., Inc. (b)	290	11,435
AMN Healthcare Services, Inc. (b)	308	4,238
BioTelemetry, Inc. (b)	150	1,487
Capital Senior Living Corp. (b)	183	3,870
Centene Corp. (b)	220	14,071
Corvel Corp. (b)	550	20,333
ExamWorks Group, Inc. (b)	430	11,176
Five Star Quality Care, Inc. (b)	451	2,332
Hanger, Inc. (b)	262	8,845
Health Net, Inc. (b)	1,455	46,123
HealthSouth Corp.	100	3,448
Landauer, Inc.	110	5,637
Magellan Health Services, Inc. (b)	985	59,061
MWI Veterinary Supply, Inc. (b)	145	21,657
National Healthcare Corp.	630	29,780
Owens & Minor, Inc.	430	14,874
Providence Service Corp. (b)	120	3,443
Team Health Holdings, Inc. (b)	400	15,176
VCA Antech, Inc. (b)	1,500	41,190

		318,176

Health Care Technology—0.3%
Computer Programs & Systems, Inc.	65	3,803
HealthStream, Inc. (b)	84	3,182
Omnicell, Inc. (b)	352	8,335

		15,320

Hotels, Restaurants & Leisure—6.0%
AFC Enterprises, Inc. (b)	77	3,356
Bally Technologies, Inc. (b)	145	10,449
Biglari Holdings, Inc. (b)	65	26,823
Bob Evans Farms, Inc.	110	6,300
CEC Entertainment, Inc.	1,220	55,949
Cedar Fair L.P.	420	18,312
Cheesecake Factory, Inc.	419	18,415
Jack in the Box, Inc. (b)	800	32,000
Jamba, Inc. (b)	160	2,141
Marriott Vacations Worldwide Corp. (b)	850	37,400
Red Robin Gourmet Burgers, Inc. (b)	800	56,880
Six Flags Entertainment Corp.	325	10,982
Sonic Corp. (b)	720	12,780
Texas Roadhouse, Inc.	155	4,073
Wendy’s Co.	3,910	33,157

		329,017

	Shares	Value*

Household Durables—0.6%
La-Z-Boy, Inc.	740	$16,806
Libbey, Inc. (b)	122	2,901
M/I Homes, Inc. (b)	118	2,433
Ryland Group, Inc.	215	8,716

		30,856

Household Products—0.2%
WD-40 Co.	140	9,086

Insurance—4.6%
American National Insurance Co.	100	9,804
Amtrust Financial Services, Inc.	291	11,366
Argo Group International Holdings Ltd.	600	25,728
eHealth, Inc. (b)	99	3,194
HCI Group, Inc.	96	3,921
Hilltop Holdings, Inc. (b)	545	10,082
Horace Mann Educators Corp.	2,000	56,760
ProAssurance Corp.	80	3,605
Protective Life Corp.	1,100	46,805
StanCorp Financial Group, Inc.	600	33,012
Stewart Information Services Corp.	351	11,228
Symetra Financial Corp.	2,000	35,640
United Fire Group, Inc.	110	3,352

		254,497

Internet Software & Services—2.3%
Blucora, Inc. (b)	624	14,340
Brightcove, Inc. (b)	260	2,925
comScore, Inc. (b)	2,020	58,520
CoStar Group, Inc. (b)	100	16,790
Internap Network Services Corp. (b)	1,233	8,569
IntraLinks Holdings, Inc. (b)	230	2,024
Points International Ltd. (b)	103	2,380
SPS Commerce, Inc. (b)	52	3,480
support.com, Inc. (b)	367	2,000
Web.com Group, Inc. (b)	406	13,130
Zix Corp. (b)	526	2,572

		126,730

IT Services—2.4%
CoreLogic, Inc. (b)	1,700	45,985
EPAM Systems, Inc. (b)	205	7,073
Euronet Worldwide, Inc. (b)	400	15,920
Forrester Research, Inc.	625	22,975
iGATE Corp. (b)	250	6,940
MAXIMUS, Inc.	130	5,855
Syntel, Inc.	200	16,020
Virtusa Corp. (b)	126	3,662
WEX, Inc. (b)	90	7,897

		132,327

Leisure Equipment & Products—0.3%
Arctic Cat, Inc.	211	12,038
Nautilus, Inc. (b)	297	2,144
Smith & Wesson Holding Corp. (b)	485	5,330

		19,512

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2013 (unaudited) (continued)

	Shares	Value*

Life Sciences Tools & Services—1.4%
Albany Molecular Research, Inc. (b)	725	$9,345
Cambrex Corp. (b)	186	2,455
ICON PLC (b)	570	23,330
PAREXEL International Corp. (b)	190	9,544
Techne Corp.	380	30,423

		75,097

Machinery—3.2%
Albany International Corp., Class A	300	10,761
Chart Industries, Inc. (b)	105	12,919
Federal Signal Corp. (b)	1,300	16,731
Hyster-Yale Materials Handling, Inc.	400	35,868
Kaydon Corp.	110	3,907
Manitex International, Inc. (b)	186	2,033
Manitowoc Co., Inc.	425	8,322
Middleby Corp. (b)	50	10,445
Oshkosh Corp. (b)	1,100	53,878
Trimas Corp. (b)	300	11,190
Wabash National Corp. (b)	795	9,270

		175,324

Media—2.1%
Carmike Cinemas, Inc. (b)	149	3,290
Cumulus Media, Inc., Class A (b)	4,125	21,862
Digital Generation, Inc. (b)	1,900	24,567
Entravision Communications Corp., Class A	423	2,496
Imax Corp. (b)	325	9,828
John Wiley & Sons, Inc., Class A	100	4,769
Lions Gate Entertainment Corp. (b)	490	17,174
MDC Partners, Inc., Class A	813	22,748
ReachLocal, Inc. (b)	156	1,858
Regal Entertainment Group, Class A	500	9,490

		118,082

Metals & Mining—0.7%
Kaiser Aluminum Corp.	101	7,196
Materion Corp.	300	9,618
U.S. Silica Holdings, Inc.	450	11,205
Worthington Industries, Inc.	255	8,780

		36,799

Multi-Utilities—0.8%
Avista Corp.	755	19,932
NorthWestern Corp.	510	22,909

		42,841

Oil, Gas & Consumable Fuels—3.7%
Bonanza Creek Energy, Inc. (b)	355	17,132
Carrizo Oil & Gas, Inc. (b)	250	9,327
Diamondback Energy, Inc. (b)	290	12,366
Dorchester Minerals L.P.	880	21,023
Gastar Exploration Ltd. (b)	450	1,778
Oasis Petroleum, Inc. (b)	235	11,546
Oiltanking Partners L.P.	300	15,378
Penn Virginia Corp. (b)	384	2,554
Permian Basin Royalty Trust	1,490	21,232
Renewable Energy Group, Inc. (b)	3,400	51,510

	Shares	Value*

Rex Energy Corp. (b)	480	$10,704
Rhino Resource Partners LP	240	2,940
SandRidge Permian Trust	565	8,029
Scorpio Tankers, Inc.	840	8,198
StealthGas, Inc. (b)	216	1,974
Synergy Resources Corp. (b)	292	2,847
Vanguard Natural Resources LLC	110	3,078

		201,616

Paper & Forest Products—1.2%
Clearwater Paper Corp. (b)	270	12,898
KapStone Paper and Packaging Corp.	1,235	52,858
Neenah Paper, Inc. (a)	67	2,634

		68,390

Personal Products—0.1%
Prestige Brands Holdings, Inc. (b)	200	6,024

Pharmaceuticals—2.7%
AcelRx Pharmaceuticals, Inc. (b)	124	1,335
AVANIR Pharmaceuticals, Inc., Class A (b)	1,904	8,073
Depomed, Inc. (b)	5,620	42,038
Endocyte, Inc. (b)	95	1,266
Lannett Co., Inc. (b)	100	2,182
Medicines Co. (b)	240	8,045
Nektar Therapeutics (b)	750	7,838
Pacira Pharmaceuticals, Inc. (b)	210	10,099
Questcor Pharmaceuticals, Inc.	396	22,968
Repros Therapeutics, Inc. (b)	60	1,608
Salix Pharmaceuticals Ltd. (b)	145	9,698
Santarus, Inc. (b)	1,150	25,955
ViroPharma, Inc. (b)	224	8,803

		149,908

Professional Services—3.3%
Barrett Business Services, Inc.	665	44,761
GP Strategies Corp. (b)	97	2,544
Huron Consulting Group, Inc. (b)	1,185	62,343
Korn/Ferry International (b)	2,300	49,220
On Assignment, Inc. (b)	305	10,065
WageWorks, Inc. (b)	265	13,369

		182,302

Real Estate Investment Trust—1.0%
Ashford Hospitality Trust, Inc.	3,700	45,658
Cedar Realty Trust, Inc.	1,900	9,842

		55,500

Road & Rail—1.2%
Arkansas Best Corp.	491	12,604
Celadon Group, Inc.	109	2,035
Genesee & Wyoming, Inc., Class A (b)	105	9,762
Roadrunner Transportation Systems, Inc. (b)	510	14,402
Ryder System, Inc.	160	9,552
Saia, Inc. (b)	148	4,615
Swift Transportation Co. (b)	555	11,205

		64,175

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2013 (unaudited) (continued)

	Shares	Value*

Semiconductors & Semiconductor Equipment—1.7%
Advanced Energy Industries, Inc. (b)	470	$8,234
Ambarella, Inc. (b)	127	2,479
Ceva, Inc. (b)	127	2,191
Exar Corp. (b)	224	3,004
FormFactor, Inc. (b)	310	2,127
Kulicke & Soffa Industries, Inc. (b)	695	8,027
Lattice Semiconductor Corp. (b)	680	3,033
Magnachip Semiconductor Corp. (b)	455	9,796
PDF Solutions, Inc. (b)	248	5,270
Power Integrations, Inc.	149	8,068
Semtech Corp. (b)	216	6,478
SunEdison, Inc. (b)	900	7,173
SunPower Corp. (b)	600	15,696
Synaptics, Inc. (b)	225	9,963

		91,539

Software—5.0%
ACI Worldwide, Inc. (b)	140	7,568
Actuate Corp. (b)	321	2,359
Aspen Technology, Inc. (b)	760	26,258
Blackbaud, Inc.	1,300	50,752
BroadSoft, Inc. (b)	300	10,809
Cadence Design Systems, Inc. (b)	610	8,235
CommVault Systems, Inc. (b)	89	7,817
Comverse, Inc. (b)	475	15,176
Ellie Mae, Inc. (b)	54	1,729
Guidewire Software, Inc. (b)	230	10,835
Manhattan Associates, Inc. (b)	200	19,090
Mentor Graphics Corp.	1,575	36,808
Monotype Imaging Holdings, Inc.	102	2,923
Pegasystems, Inc.	300	11,943
PROS Holdings, Inc. (b)	107	3,658
PTC, Inc. (b)	325	9,240
Seachange International, Inc. (b)	1,269	14,556
Synchronoss Technologies, Inc. (b)	365	13,892
Tangoe, Inc. (b)	520	12,407
Ultimate Software Group, Inc. (b)	70	10,318

		276,373

Specialty Retail—3.7%
Cato Corp., Class A	195	5,456
Christopher & Banks Corp. (b)	226	1,629
Citi Trends, Inc. (b)	990	17,305
Conn’s, Inc. (b)	165	8,257
Genesco, Inc. (b)	125	8,198
GNC Holdings, Inc., Class A	205	11,199
Haverty Furniture Cos., Inc.	1,800	44,154
Kirkland’s, Inc. (b)	102	1,881
Lithia Motors, Inc., Class A	150	10,944
Lumber Liquidators Holdings, Inc. (b)	500	53,325
Penske Automotive Group, Inc.	700	29,911
Restoration Hardware Holdings, Inc. (b)	200	12,670

		204,929

	Shares	Value*

Textiles, Apparel & Luxury Goods—1.4%
Deckers Outdoor Corp. (b)	135	$8,899
Movado Group, Inc.	265	11,594
Skechers U.S.A., Inc., Class A (b)	1,870	58,176

		78,669

Thrifts & Mortgage Finance—3.6%
BofI Holding, Inc. (b)	71	4,605
Capitol Federal Financial, Inc.	2,180	27,097
Dime Community Bancshares, Inc.	1,295	21,562
EverBank Financial Corp.	570	8,539
Home Loan Servicing Solutions Ltd. (a)	1,935	42,589
Kearny Financial Corp. (b)	1,145	11,702
Nationstar Mortgage Holdings, Inc. (b)	355	19,962
Northfield Bancorp, Inc.	2,005	24,341
Northwest Bancshares, Inc.	1,700	22,474
Ocwen Financial Corp. (b)	200	11,154
TrustCo Bank Corp.	540	3,218

		197,243

Tobacco—0.4%
Vector Group Ltd.	1,271	20,455

Trading Companies & Distributors—0.8%
Aceto Corp.	205	3,202
Air Lease Corp.	335	9,266
Aircastle Ltd.	620	10,794
DXP Enterprises, Inc. (b)	41	3,238
H&E Equipment Services, Inc. (b)	416	11,049
Watsco, Inc.	100	9,427

		46,976

Transportation Infrastructure—0.2%
Macquarie Infrastructure Co. LLC	195	10,440

Total Investments (cost—$4,970,043)—98.7%		5,439,063

Other assets less liabilities—1.3%		69,259

Net Assets—100.0%		$5,508,322

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Technology Fund

September 30, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—98.0%

Automobiles—10.7%
Tesla Motors, Inc. (b)(d)	632,340	$122,307,203
Toyota Motor Corp. ADR	18,187	2,328,481

		124,635,684

Chemicals—0.0%
Monsanto Co.	100	10,437
Nitto Denko Corp.	8,200	534,753
Wacker Chemie AG	100	9,873

		555,063

Communications Equipment—9.8%
Alcatel-Lucent ADR (d)	10,255,510	36,201,950
Aruba Networks, Inc. (d)	1,097,580	18,263,731
Ciena Corp. (d)	233,110	5,823,088
Cisco Systems, Inc. (b)	1,805,895	42,294,061
F5 Networks, Inc. (d)	85,360	7,320,473
JDS Uniphase Corp. (d)	100	1,471
Motorola Solutions, Inc.	100	5,938
Palo Alto Networks, Inc. (d)	83,935	3,845,902
QUALCOMM, Inc.	100	6,736

		113,763,350

Computers & Peripherals—7.5%
Apple, Inc.	100	47,675
Asustek Computer, Inc.	368,000	2,933,618
Catcher Technology Co., Ltd.	1,000	5,292
Fusion-io, Inc. (d)	155,065	2,076,321
Lenovo Group Ltd.	1,000	1,044
NEC Corp.	16,000	37,172
NetApp, Inc.	100	4,262
SanDisk Corp. (b)	510,230	30,363,787
Seagate Technology PLC	411,350	17,992,449
Western Digital Corp.	540,230	34,250,582

		87,712,202

Construction & Engineering—0.6%
Quanta Services, Inc. (d)	270,590	7,443,931

Diversified Telecommunication Services—0.0%
Verizon Communications, Inc.	100	4,666

Electrical Equipment—0.0%
SolarCity Corp. (d)	100	3,460

Electronic Equipment, Instruments & Components—1.8%
E Ink Holdings, Inc. (d)	1,000	596
Hirose Electric Co., Ltd.	55,100	8,481,547
IPG Photonics Corp.	100	5,631
Keyence Corp.	17,400	6,620,586

	Shares	Value*

LG Display Co., Ltd. (d)	1,000	$24,078
Omron Corp.	158,800	5,752,341
Samsung Electro-Mechanics Co., Ltd.	170	13,645
TPK Holding Co., Ltd.	18,000	163,433

		21,061,857

Health Care Technology—0.0%
athenahealth, Inc. (d)	100	10,856

Internet & Catalog Retail—12.8%
Amazon.com, Inc. (b)(d)	96,825	30,271,368
Ctrip.com International Ltd. ADR (d)	221,400	12,936,402
Groupon, Inc. (d)	1,980,925	22,206,169
Netflix, Inc. (d)	64,900	20,067,729
priceline.com, Inc. (b)(d)	25,000	25,273,750
Rakuten, Inc.	778,000	11,809,672
TripAdvisor, Inc. (d)	205,400	15,577,536
Vipshop Holdings Ltd. ADR (d)	199,000	11,303,200

		149,445,826

Internet Software & Services—25.8%
Akamai Technologies, Inc. (d)	367,367	18,992,874
Angie’s List, Inc. (d)	451,895	10,167,638
Bazaarvoice, Inc. (d)	375,000	3,405,000
Cornerstone OnDemand, Inc. (d)	18,450	949,068
eBay, Inc. (b)(d)	25,745	1,436,314
Facebook, Inc., Class A (d)	381,055	19,144,203
Google, Inc., Class A (b)(d)	60,680	53,150,219
LinkedIn Corp., Class A (d)	25,770	6,340,966
Mail.ru Group Ltd. GDR	100	3,820
NetEase, Inc. ADR	285,250	20,712,002
Pandora Media, Inc. (d)	1,270,110	31,917,864
Phoenix New Media Ltd. ADR (d)	28,835	324,394
Qihoo 360 Technology Co., Ltd. ADR (d)	274,355	22,826,336
Rackspace Hosting, Inc. (d)	100	5,276
Renren, Inc. ADR (d)	3,417	11,515
SINA Corp. (d)	200,030	16,236,435
Trulia, Inc. (d)	489,370	23,015,071
Web.com Group, Inc. (d)	108,455	3,507,435
Yahoo Japan Corp.	1,250,000	7,112,212
Yahoo!, Inc. (d)	238,265	7,900,867
Yandex NV, Class A (d)	466,200	16,979,004
Yelp, Inc. (c)(d)	554,305	36,683,905

		300,822,418

IT Services—5.0%
Cognizant Technology Solutions Corp., Class A (d)	42,400	3,481,888
Computer Sciences Corp.	72,500	3,751,150
Fiserv, Inc. (d)	44,900	4,537,145
Mastercard, Inc., Class A	13,615	9,159,900
Tata Consultancy Services Ltd.	1,000	30,697
Visa, Inc., Class A (b)	146,965	28,085,011
Western Union Co.	488,245	9,110,652

		58,156,443

Schedule of Investments

AllianzGI Technology Fund

September 30, 2013 (unaudited) (continued)

	Shares	Value*

Media—0.2%
Comcast Corp., Class A	100	$4,515
DreamWorks Animation SKG, Inc., Class A (d)	66,500	1,892,590

		1,897,105

Professional Services—0.5%
51job, Inc. ADR (d)	50,345	3,615,778
Verisk Analytics, Inc., Class A (d)	31,705	2,059,557

		5,675,335

Real Estate Investment Trust—0.0%
American Tower Corp.	290	21,498

Semiconductors & Semiconductor Equipment—14.2%
Advanced Micro Devices, Inc. (d)	100	380
Aixtron SE N.A. (c)(d)	1,000	16,879
Analog Devices, Inc. (b)	89,215	4,197,566
Applied Materials, Inc.	877,715	15,395,121
ASML Holding NV	98,340	9,712,058
Atmel Corp. (d)	100	744
Avago Technologies Ltd.	287,615	12,401,959
Cree, Inc. (d)	23,800	1,432,522
Cypress Semiconductor Corp. (d)	100	934
Epistar Corp.	4,000	7,571
Freescale Semiconductor Ltd. (d)	689,295	11,476,762
Intel Corp.	100	2,292
Lam Research Corp. (d)	311,475	15,944,405
Marvell Technology Group Ltd.	1,057,765	12,164,298
MediaTek, Inc.	1,080,000	13,340,469
Microchip Technology, Inc.	100	4,029
Micron Technology, Inc. (b)(d)	1,638,685	28,627,827
NXP Semiconductor NV (d)	100	3,721
Samsung Electronics Co., Ltd.	195	248,039
SK Hynix, Inc. (d)	100	2,816
Skyworks Solutions, Inc. (d)	100	2,484
SMA Solar Technology AG	700	23,979
SunPower Corp. (d)	449,395	11,756,173
Taiwan Semiconductor Manufacturing Co., Ltd.	1,000	3,405
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	100	1,696
Texas Instruments, Inc.	180,405	7,264,909
Veeco Instruments, Inc. (d)	100	3,723
Xilinx, Inc.	452,205	21,190,326

		165,227,087

Software—9.1%
Adobe Systems, Inc. (d)	230,740	11,984,636
Aspen Technology, Inc. (d)	558,410	19,293,066
FireEye, Inc. (d)	3,959	164,417
Fortinet, Inc. (d)	100	2,026
Gigamon, Inc. (d)	116,205	4,490,161
Intuit, Inc. (b)	29,200	1,936,252
Microsoft Corp. (b)	275,300	9,170,243
NetSuite, Inc. (d)	100	10,794

	Shares	Value*

Oracle Corp. (b)	100	$3,317
Salesforce.com, Inc. (d)	653,390	33,917,475
ServiceNow, Inc. (d)	63,625	3,305,319
Symantec Corp.	122,500	3,031,875
TIBCO Software, Inc. (d)	100	2,559
Workday, Inc., Class A (d)	227,395	18,403,077

		105,715,217

Specialty Retail—0.0%
Best Buy Co., Inc.	4,465	167,437

Total Common Stock (cost—$727,347,752)		1,142,319,435

EXCHANGE-TRADED FUNDS—0.9%
iShares FTSE A50 China Index	1,000	1,264
iShares MSCI Emerging Markets Index	100	4,077
WisdomTree Japan Hedged Equity	232,895	11,162,657

Total Exchange-Traded Funds (cost—$11,031,933)		11,167,998

	Principal Amount (000s)

Repurchase Agreements—1.7%
State Street Bank and Trust Co., dated 9/30/13, zero coupon, due 10/1/13, proceeds $19,873,000; collateralized by Fannie Mae, 2.21%, due 12/28/22, valued at $20,271,938 including accrued interest (cost—$19,873,000)	$19,873	19,873,000

	Contracts

OPTIONS PURCHASED (d)(e)—2.0%

Call Options—2.0%
Amazon.com, Inc.,
strike price $320.00, expires 1/17/15	658	2,543,170
Facebook, Inc.,
strike price $40.00, expires 1/17/15	10,720	16,428,400
strike price $45.00, expires 1/17/15	2,400	3,018,000
Intuit, Inc.,
strike price $67.50, expires 1/17/15	1,600	928,000

		22,917,570

Schedule of Investments

AllianzGI Technology Fund

September 30, 2013 (unaudited) (continued)

	Contracts	Value*

Put Options—0.0%
Currency Shares Japanese Yen Trust,
strike price $94.00, expires 12/21/13	1,100	$46,750

Total Options Purchased (cost—$10,080,624)		22,964,320

Total Investments, before options written and securities sold short (cost—$768,333,309)—102.6%		1,196,324,753

OPTIONS WRITTEN (d)(e)—(2.6)%

Call Options—(2.2)%
Adobe Systems, Inc.,
strike price $55.00, expires 1/18/14	1,934	(294,935)
Ctrip.com International Ltd.,
strike price $55.00, expires 12/21/13	2,162	(1,480,970)
Currency Shares Japanese Yen Trust,
strike price $96.00, expires 12/21/13	1,100	(462,000)
Intuit, Inc.,
strike price $60.00, expires 10/19/13	1,000	(635,000)
NetEase, Inc.,
strike price $79.00, expires 1/18/14	400	(172,000)
Netflix, Inc.,
strike price $275.00, expires 10/19/13	567	(2,021,355)
Pandora Media, Inc.,
strike price $29.00, expires 12/21/13	1,979	(326,535)
Priceline.com, Inc.,
strike price $970.00, expires 1/18/14	250	(2,036,250)
Tesla Motors, Inc.,
strike price $170.00, expires 1/18/14	2,589	(9,495,158)
strike price $190.00, expires 1/18/14	1,400	(3,577,000)
strike price $205.00, expires 1/18/14	1,200	(2,316,000)
TripAdvisor, Inc.,
strike price $75.00, expires 12/21/13	2,132	(1,492,400)
Trulia, Inc.,
strike price $55.00, expires 12/21/13	900	(218,250)

	Contracts	Value*

Vipshop Holdings Ltd.,
strike price $55.00, expires 11/16/13	1,020	$(683,400)
Workday, Inc.,
strike price $85.00, expires 12/21/13	899	(319,145)

		(25,530,398)

Put Options—(0.4)%
Amazon.com, Inc.,
strike price $280.00, expires 1/17/15	658	(1,761,795)
Broadcom Corp.,
strike price $26.00, expires 11/16/13	811	(97,320)
Facebook, Inc.,
strike price $30.00, expires 1/17/15	8,000	(1,440,000)
strike price $32.00, expires 1/17/15	2,720	(612,000)
Intuit, Inc.,
strike price $55.00, expires 1/17/15	1,600	(476,000)
Microsoft Corp.,
strike price $27.00, expires 1/18/14	10,800	(194,400)
SAP AG,
strike price $67.50, expires 12/21/13	965	(103,737)
SINA Corp.,
strike price $40.00, expires 1/18/14	1,560	(19,500)
strike price $45.00, expires 1/18/14	840	(22,260)

		(4,727,012)

Total Options Written (premiums received—$28,499,218)		(30,257,410)

	Shares

SECURITIES SOLD SHORT—(2.9)%

Common Stock—(2.9)%

Communications Equipment—(0.0)%
Nokia Oyj ADR (d)	9,770	(63,603)

Computers & Peripherals—(0.0)%
EMC Corp.	100	(2,556)

Electrical Equipment—(0.0)%
Nidec Corp.	1,000	(84,253)

Schedule of Investments

AllianzGI Technology Fund

September 30, 2013 (unaudited) (continued)

	Shares	Value*

IT Services—(1.5)%
Accenture PLC, Class A	38,075	$(2,803,843)
International Business Machines Corp.	78,530	(14,542,185)

		(17,346,028)

Semiconductors & Semiconductor Equipment—(0.2)%
Broadcom Corp., Class A	83,070	(2,160,651)
ON Semiconductor Corp. (d)	6,835	(49,895)

		(2,210,546)

Software—(1.2)%
Autodesk, Inc. (d)	147,750	(6,082,868)
Citrix Systems, Inc. (d)	22,192	(1,566,977)
SAP AG ADR	96,585	(7,139,563)

		(14,789,408)

Total Securities Sold Short (proceeds received-$34,116,473)		(34,496,394)

Total Investments, net of options written and securities sold short (cost—$705,717,618) (a)—97.1%		1,131,570,949

Other assets less other liabilities—2.9%		34,159,865

Net Assets—100.0%		$1,165,730,814

Notes to Schedule of Investments:

(a)	Securities (net of securities sold short) with an aggregate value of $57,089,464, representing 4.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for securities sold short and options written.
(c)	Affiliated security.
(d)	Non-income producing.
(e)	Exchange traded-Chicago Board Options Exchange.
(f)	Transactions in options written for the three months ended September 30, 2013:

	Contracts	Premiums
Options outstanding, June 30, 2013	70,930	$22,427,783
Options written	45,877	38,229,852
Options terminated in closing transactions	(33,217)	(26,454,153)
Options expired	(36,048)	(5,694,883)
Options exercised	(56)	(9,381)

Options outstanding, September 30, 2013	47,486	$28,499,218

Glossary:

ADR—American Depositary Receipt

FTSE—Financial Times Stock Exchange

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI U.S. Managed Volatility Fund

September 30, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—98.8%

Beverages—3.9%
PepsiCo, Inc.	26,900	$2,138,550

Chemicals—1.0%
Sigma-Aldrich Corp.	6,600	562,980

Commercial Banks—1.4%
BOK Financial Corp.	8,700	551,145
Regions Financial Corp.	21,600	200,016

		751,161

Commercial Services & Supplies—1.4%
Waste Connections, Inc.	16,600	753,806

Computers & Peripherals—2.6%
Apple, Inc.	1,400	667,450
NetApp, Inc.	18,200	775,684

		1,443,134

Construction & Engineering—0.4%
AECOM Technology Corp. (a)	6,800	212,636

Containers & Packaging—0.8%
Packaging Corp. of America	7,400	422,466

Diversified Telecommunication Services—1.7%
AT&T, Inc.	6,200	209,684
CenturyLink, Inc.	11,500	360,870
Verizon Communications, Inc.	7,400	345,284

		915,838

Electric Utilities—7.7%
Duke Energy Corp.	7,499	500,783
Exelon Corp.	10,500	311,220
PPL Corp.	61,300	1,862,294
Southern Co.	37,500	1,544,250

		4,218,547

Food & Staples Retailing—3.4%
Wal-Mart Stores, Inc.	25,200	1,863,792

Food Products—7.7%
General Mills, Inc.	43,900	2,103,688
Hershey Co.	12,800	1,184,000
Kellogg Co.	12,200	716,506
McCormick & Co., Inc.	3,300	213,510

		4,217,704

Health Care Equipment & Supplies—2.0%
Abbott Laboratories	16,200	537,678
IDEXX Laboratories, Inc. (a)	1,700	169,405
Intuitive Surgical, Inc. (a)	1,100	413,897

		1,120,980

	Shares	Value*

Health Care Providers & Services—12.5%
Cardinal Health, Inc.	4,800	$250,320
Cigna Corp.	8,700	668,682
Henry Schein, Inc. (a)	5,800	601,460
Humana, Inc.	10,600	989,298
Laboratory Corp. of America Holdings (a)	13,200	1,308,648
MEDNAX, Inc. (a)	9,800	983,920
Patterson Cos., Inc.	14,800	594,960
Quest Diagnostics, Inc.	5,500	339,845
VCA Antech, Inc. (a)	42,500	1,167,050

		6,904,183

Hotels, Restaurants & Leisure—1.2%
McDonald’s Corp.	7,000	673,470

Household Products—3.7%
Clorox Co.	11,200	915,264
Kimberly-Clark Corp.	1,800	169,596
Procter & Gamble Co.	13,000	982,670

		2,067,530

Insurance—12.5%
Alleghany Corp. (a)	500	204,825
Allstate Corp.	11,800	596,490
American National Insurance Co.	3,200	313,728
Arch Capital Group Ltd. (a)	17,700	958,101
Erie Indemnity Co., Class A	2,700	195,669
Everest Re Group Ltd.	1,700	247,197
Markel Corp. (a)	700	362,439
PartnerRe Ltd.	7,800	714,012
RenaissanceRe Holdings Ltd.	15,200	1,376,056
Validus Holdings Ltd.	11,000	406,780
White Mountains Insurance Group Ltd.	2,700	1,532,574

		6,907,871

IT Services—3.6%
Alliance Data Systems Corp. (a)	1,700	359,499
Amdocs Ltd.	16,400	600,896
Vantiv, Inc., Class A (a)	24,100	673,354
Visa, Inc., Class A	1,700	324,870

		1,958,619

Life Sciences Tools & Services—2.9%
Techne Corp.	19,700	1,577,182

Machinery—0.4%
Oshkosh Corp. (a)	4,800	235,104

Media—3.7%
Morningstar, Inc.	18,600	1,474,236
Thomson Reuters Corp.	16,800	588,168

		2,062,404

Metals & Mining—0.8%
Newmont Mining Corp.	7,900	221,990
Royal Gold, Inc.	4,600	223,836

		445,826

Schedule of Investments

AllianzGI U.S. Managed Volatility Fund

September 30, 2013 (unaudited) (continued)

	Shares	Value*

Multi-line Retail—5.0%
Dollar General Corp. (a)	21,300	$1,202,598
Family Dollar Stores, Inc.	8,800	633,776
Macy’s, Inc.	7,900	341,833
Target Corp.	9,400	601,412

		2,779,619

Multi-Utilities—2.9%
Consolidated Edison, Inc.	24,200	1,334,388
PG&E Corp.	6,500	265,980

		1,600,368

Pharmaceuticals—5.3%
Endo Health Solutions, Inc. (a)	36,500	1,658,560
Johnson & Johnson	7,200	624,168
Salix Pharmaceuticals Ltd. (a)	9,300	621,984

		2,904,712

Professional Services—0.6%
Verisk Analytics, Inc., Class A (a)	5,100	331,296

Specialty Retail—5.2%
AutoZone, Inc. (a)	1,500	634,095
Gap, Inc.	11,200	451,136
Home Depot, Inc.	4,600	348,910
O’Reilly Automotive, Inc. (a)	9,000	1,148,310
Ross Stores, Inc.	3,700	269,360

		2,851,811

Thrifts & Mortgage Finance—4.5%
Capitol Federal Financial, Inc.	149,200	1,854,556
TFS Financial Corp. (a)	54,200	648,774

		2,503,330

Total Common Stock (cost—$51,636,292)		54,424,919

	Principal Amount (000s)

Repurchase Agreements—0.8%
State Street Bank and Trust Co., dated 9/30/13, zero coupon, due 10/1/13, proceeds $424,000; collateralized by Freddie Mac, 2.23%, due 1/10/23, valued at $434,750 including accrued interest (cost—$424,000)	$424	424,000

Total Investments (cost—$52,060,292)—99.6%		54,848,919

Other assets less liabilities—0.4%		206,769

Net Assets—100.0%		$55,055,688

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Wellness Fund

September 30, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—98.0%

Biotechnology—29.7%
Actelion Ltd. (d)	43,245	$3,070,463
Alexion Pharmaceuticals, Inc. (d)	36,430	4,231,709
Amgen, Inc.	25,890	2,898,126
Ariad Pharmaceuticals, Inc. (d)	145,255	2,672,692
BioMarin Pharmaceutical, Inc. (d)	17,190	1,241,462
FivePrime Therapeutics, Inc. (d)	14,503	189,989
Gilead Sciences, Inc. (d)	169,780	10,668,975
Incyte Corp. Ltd. (d)	28,355	1,081,743
Isis Pharmaceuticals, Inc. (d)	23,190	870,553
Medivation, Inc. (d)	72,330	4,335,460
Pharmacyclics, Inc. (d)	17,350	2,401,587
Protalix BioTherapeutics, Inc. (c)(d)	302,185	1,368,898
Regeneron Pharmaceuticals, Inc. (d)	8,070	2,524,861
Seattle Genetics, Inc. (d)	25,500	1,117,665
Vertex Pharmaceuticals, Inc. (d)	53,640	4,066,985

		42,741,168

Commercial Services & Supplies—1.5%
Stericycle, Inc. (d)	18,660	2,153,364

Food & Staples Retailing—1.9%
Walgreen Co.	52,405	2,819,389

Food Products—0.8%
SunOpta, Inc. (d)	122,655	1,192,207

Health Care Equipment & Supplies—14.8%
Align Technology, Inc. (d)	28,590	1,375,751
Boston Scientific Corp. (d)	123,360	1,448,246
Cooper Cos., Inc.	27,960	3,626,132
Covidien PLC	23,210	1,414,417
Globus Medical, Inc., Class A (d)	151,600	2,646,936
Sirona Dental Systems, Inc. (d)	21,225	1,420,589
St. Jude Medical, Inc.	65,515	3,514,225
Thoratec Corp. (d)	58,185	2,169,719
Volcano Corp. (d)	30,355	727,002
Zimmer Holdings, Inc.	36,005	2,957,451

		21,300,468

Health Care Providers & Services—12.3%
Acadia Healthcare Co., Inc. (d)	46,100	1,817,723
Fresenius SE & Co. KGaA	11,075	1,375,722
HCA Holdings, Inc.	94,450	4,037,738
Humana, Inc.	15,270	1,425,149
Team Health Holdings, Inc. (d)	76,905	2,917,776
UnitedHealth Group, Inc.	34,525	2,472,335
Universal Health Services, Inc., Class B	30,000	2,249,700
VCA Antech, Inc. (d)	50,055	1,374,510

		17,670,653

Health Care Technology—3.4%
Allscripts Healthcare Solutions, Inc. (d)	173,940	2,586,488
Cerner Corp. (d)	43,145	2,267,270

		4,853,758

	Shares	Value*
Insurance—1.5%
Aon PLC	29,115	$2,167,321

Life Sciences Tools & Services—9.2%
Agilent Technologies, Inc.	58,805	3,013,756
Illumina, Inc. (d)	28,885	2,334,775
PerkinElmer, Inc.	112,805	4,258,389
Quintiles Transnational Holdings, Inc. (d)	80,050	3,592,644

		13,199,564

Pharmaceuticals—21.8%
AbbVie, Inc.	107,010	4,786,557
Allergan, Inc.	11,535	1,043,341
Bayer AG	36,615	4,318,037
Eli Lilly & Co.	40,495	2,038,113
Forest Laboratories, Inc. (d)	25,945	1,110,187
Jazz Pharmaceuticals PLC (d)	12,830	1,179,975
Johnson & Johnson	77,235	6,695,502
Merck KGaA	13,185	2,057,948
Roche Holdings AG	14,485	3,909,116
Shire PLC	73,600	2,944,345
UCB S.A.	21,690	1,320,032

		31,403,153

Professional Services—1.1%
Towers Watson & Co., Class A	15,225	1,628,466

Total Common Stock (cost—$122,265,603)		141,129,511

	Units

WARRANTS—0.4%

Biotechnology—0.0%
PolyMedix, Inc.,
expires 4/11/16 (b)(d)	435,000	—

Pharmaceuticals—0.4%
Sunesis Pharmaceuticals, Inc.,
expires 10/6/15 (b)(d)	180,767	479,032

Total Warrants (cost—$225,864)		479,032

Schedule of Investments

AllianzGI Wellness Fund

September 30, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—1.9%
State Street Bank and Trust Co., dated 9/30/13, zero coupon, due 10/1/13, proceeds $2,761,000; collateralized by Fannie Mae, 2.21%, due 12/28/22, valued at $2,818,238 including accrued interest (cost—$2,761,000)	$2,761	$2,761,000

Total Investments (cost—$125,252,467) (a)—100.3%		144,369,543

Liabilities in excess of other assets—(0.3)%		(403,393)

Net Assets—100.0%		$143,966,150

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $17,619,941, representing 12.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $479,032, representing 0.3% of net assets.
(c)	Affiliated security.
(d)	Non-income producing.

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in underlying funds are valued at the closing net asset value per share (“NAV”) of each underlying fund as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. The market value for NASDAQ Global Market and NASDAQ Capital Market Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Adviser”) and the Funds’ sub-advisers Allianz Global Investors U.S. LLC and NFJ Investment Group LLC (each a “Sub-Adviser” and collectively the “Sub-Advisers”), each an affiliate of the Investment Adviser. The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. Each Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the three months ended September 30, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds—Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at September 30, 2013 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/13
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Brazil	$10,654,981	$—	$—	$10,654,981
China	1,548,213	27,082,015	—	28,630,228
Colombia	1,067,759	—	—	1,067,759
India	366,563	12,150,078	—	12,516,641
Mexico	1,359,754	—	—	1,359,754
Peru	526,686	—	—	526,686
Russian Federation	7,769,396	—	2,892,918	10,662,314
South Africa	410,165	7,540,520	—	7,950,685
Taiwan	698,752	15,042,208	—	15,740,960
All Other	—	38,830,852	—	38,830,852
Preferred Stock:
Brazil	1,010,562	—	—	1,010,562
Russian Federation	—	—	589,898	589,898
Warrants	7,885	—	—	7,885
Repurchase Agreements	—	1,041,000	—	1,041,000

Totals	$25,420,716	$101,686,673	$3,482,816	$130,590,205

AllianzGI Focused Growth:
Investments in Securities—Assets
Common Stock	$505,308,123	$—	$—	$505,308,123
Repurchase Agreements	—	7,357,000	—	7,357,000

Totals	$505,308,123	$7,357,000	$—	$512,665,123

AllianzGI Global Commodity Equity:
Investments in Securities—Assets
Common Stock:
Australia	$—	$451,494	$—	$451,494
Denmark	—	440,790	—	440,790
France	—	2,402,156	—	2,402,156
Germany	—	685,208	—	685,208
Japan	—	2,105,683	—	2,105,683
Norway	—	425,096	—	425,096
Singapore	—	423,988	—	423,988
Spain	—	459,097	—	459,097
Switzerland	—	853,332	—	853,332
United Kingdom	—	2,168,739	—	2,168,739
All Other	34,063,253	—	—	34,063,253
Repurchase Agreements	—	302,000	—	302,000

Totals	$34,063,253	$10,717,583	$—	$44,780,836

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/13

AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Australia	$—	$251,271	$—	$251,271
Austria	—	854,673	—	854,673
China	—	1,888,904	—	1,888,904
Denmark	679,494	2,410,351	—	3,089,845
Germany	—	3,548,272	—	3,548,272
Greece	—	478,044	—	478,044
Hong Kong	—	1,879,830	—	1,879,830
Italy	—	2,726,560	—	2,726,560
Japan	—	14,674,923	—	14,674,923
Korea (Republic of)	828,905	432,106	—	1,261,011
Malaysia	—	124,404	—	124,404
Netherlands	—	1,363,897	—	1,363,897
Norway	—	1,281,312	—	1,281,312
Philippines	—	186,392	—	186,392
Singapore	—	272,741	—	272,741
Spain	—	639,776	—	639,776
Sweden	706,047	2,005,162	—	2,711,209
Switzerland	683,947	542,919	—	1,226,866
Taiwan	—	552,009	—	552,009
United Kingdom	—	8,304,182	—	8,304,182
All Other	78,094,403	—	—	78,094,403
Repurchase Agreements	—	4,283,000	—	4,283,000

Totals	$80,992,796	$48,700,728	$—	$129,693,524

AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock	$499,643,692	$—	$—	$499,643,692
Corporate Bonds & Notes	—	470,912,145	—	470,912,145
Convertible Bonds	—	414,538,903	—	414,538,903
Convertible Preferred Stock:
Diversified Financial Services	4,768,200	11,324,305	—	16,092,505
Iron/Steel	—	3,264,840	—	3,264,840
Media	—	6,165,150	—	6,165,150
Oil & Gas	—	9,077,219	—	9,077,219
Transportation	—	5,906,554	—	5,906,554
All Other	52,002,030	—	—	52,002,030
Repurchase Agreements	—	45,675,000	—	45,675,000

Totals	$556,413,922	$966,864,116	$—	$1,523,278,038

AllianzGI International Managed Volatility:
Investments in Securities—Assets
Common Stock:
China	$337,776	$6,214,786	$—	$6,552,562
Denmark	424,647	340,509	—	765,156
Germany	908,403	2,315,154	—	3,223,557
Israel	962,472	2,676,207	—	3,638,679
All Other	—	64,604,486	—	64,604,486
Repurchase Agreements	—	738,000	—	738,000

Totals	$2,633,298	$76,889,142	$—	$79,522,440

AllianzGI Large-Cap Growth:
Investments in Securities—Assets
Common Stock	$103,129,317	$—	$—	$103,129,317
Repurchase Agreements	—	1,734,000	—	1,734,000

Totals	$103,129,317	$1,734,000	$—	$104,863,317

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/13

AllianzGI Mid-Cap:
Investments in Securities—Assets
Common Stock	$326,747,902	$—	$—	$326,747,902
Repurchase Agreements	—	3,442,000	—	3,442,000

Totals	$326,747,902	$3,442,000	$—	$330,189,902

AllianzGI NFJ All-Cap Value:
Investments in Securities—Assets
Common Stock	$24,872,673	$—	$—	$24,872,673
Repurchase Agreements	—	461,000	—	461,000

Totals	$24,872,673	$461,000	$—	$25,333,673

AllianzGI NFJ Dividend Value:
Investments in Securities—Assets
Common Stock	$8,451,961,509	$—	$—	$8,451,961,509
Mutual Funds	25,000,000	—	—	25,000,000
Repurchase Agreements	—	290,570,000	—	290,570,000

Totals	$8,476,961,509	$290,570,000	$—	$8,767,531,509

AllianzGI NFJ International Value:
Investments in Securities—Assets
Common Stock:
China	$—	$136,729,870	$—	$136,729,870
Denmark	—	58,550,022	—	58,550,022
France	37,317,330	95,567,916	—	132,885,246
Germany	—	121,412,624	—	121,412,624
Hong Kong	—	30,913,839	—	30,913,839
Israel	62,454,118	21,120,131	—	83,574,249
Japan	150,372,838	362,781,134	—	513,153,972
Netherlands	—	70,823,519	—	70,823,519
Norway	66,930,948	32,554,704	—	99,485,652
Singapore	54,108,764	71,376,563	—	125,485,327
United Kingdom	421,855,601	214,061,560	—	635,917,161
All Other	1,091,492,231	—	—	1,091,492,231
Preferred Stock	—	62,006,657	—	62,006,657
Rights	2,045,565	—	—	2,045,565
Repurchase Agreements	—	90,650,000	—	90,650,000

Totals	$1,886,577,395	$1,368,548,539	$—	$3,255,125,934

AllianzGI NFJ Large-Cap Value:
Investments in Securities—Assets
Common Stock	$699,280,721	$—	$—	$699,280,721
Repurchase Agreements	—	9,375,000	—	9,375,000

Totals	$699,280,721	$9,375,000	$—	$708,655,721

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/13

AllianzGI NFJ Mid-Cap Value:
Investments in Securities—Assets
Common Stock	$711,849,485	$—	$—	$711,849,485
Repurchase Agreements	—	18,728,000	—	18,728,000

Totals	$711,849,485	$18,728,000	$—	$730,577,485

AllianzGI NFJ Small-Cap Value:
Investments in Securities—Assets
Common Stock	$7,624,901,161	$—	$—	$7,624,901,161
Mutual Funds	66,867,070	—	—	66,867,070
Repurchase Agreements	—	410,767,000	—	410,767,000

Totals	$7,691,768,231	$410,767,000	$—	$8,102,535,231

AllianzGI Opportunity:
Investments in Securities—Assets
Common Stock	$109,399,910	$—	$—	$109,399,910
Repurchase Agreements	—	1,254,000	—	1,254,000

Totals	$109,399,910	$1,254,000	$—	$110,653,910

AllianzGI Small Cap Blend:
Investments in Securities—Assets
Common Stock	$5,439,063	$—	$—	$5,439,063

AllianzGI Technology:
Investments in Securities—Assets
Common Stock:
Chemicals	$10,437	$544,626	$—	$555,063
Computers & Peripherals	84,735,076	2,977,126	—	87,712,202
Electronic Equipment, Instruments & Components	5,631	21,056,226	—	21,061,857
Internet & Catalog Retail	137,636,154	11,809,672	—	149,445,826
Internet Software & Services	293,710,206	7,112,212	—	300,822,418
IT Services	58,125,746	30,697	—	58,156,443
Semiconductors & Semiconductor Equipment	151,583,929	13,643,158	—	165,227,087
All Other	359,338,539	—	—	359,338,539
Exchange-Traded Funds	11,167,998	—	—	11,167,998
Repurchase Agreements	—	19,873,000	—	19,873,000
Options Purchased:
Market Price	22,964,320	—	—	22,964,320

	1,119,278,036	77,046,717	—	1,196,324,753

Investment in Securities—Liabilities
Options Written, at value:
Market Price	(30,257,410)	—	—	(30,257,410)
Securities Sold Short, at value:
Common Stock:
Electrical Equipment	—	(84,253)	—	(84,253)
All Other	(34,412,141)	—	—	(34,412,141)

	(64,669,551)	(84,253)	—	(64,753,804)

Totals	$1,054,608,485	$76,962,464	$—	$1,131,570,949

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/13
AllianzGI U.S. Managed Volatility:
Investments in Se1curities—Assets
Common Stock	$54,424,919	$—	$—	$54,424,919
Repurchase Agreements	—	424,000	—	424,000

Totals	$54,424,919	$424,000	$—	$54,848,919

AllianzGI Wellness:
Investments in Securities—Assets
Common Stock:
Biotechnology	$39,670,705	$3,070,463	$—	$42,741,168
Pharmaceuticals	16,853,675	14,549,478	—	31,403,153
All Other	66,985,190	—	—	66,985,190
Warrants	—	—	479,032	479,032
Repurchase Agreements	—	2,761,000	—	2,761,000

Totals	$123,509,570	$20,380,941	$479,032	$144,369,543

At September 30, 2013, the following Funds had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2	Level 2 to Level 1
AllianzGI Emerging Markets Opportunities(a)	$2,322,509	—
AllianzGI Global Small-Cap(b)	—	$679,494
AllianzGI International Managed Volatility(b)	—	962,472
AllianzGI Wellness(b)	—	1,375,722

(a)	This change was the result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at June 30, 2013, which was applied on September 30, 2013.
(b)	This change was the result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at June 30, 2013, which was not applied on September 30, 2013.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended September 30, 2013, was as follows:

	Beginning Balance 6/30/13	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 9/30/13

AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Russian Federation	$452,560	$2,445,498	$(24,098)	$—	$(679)	$19,637	$—	$—	$2,892,918
Preferred Stock	526,893	—	(12,208)	—	3,605	71,608	—	—	589,898

Totals	$979,453	$2,445,498	$(36,306)	$—	$2,926	$91,245	$—	$—	$3,482,816

AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Thailand	$341,606	$—	$(328,196)	$—	$(4,646)	$(8,764)	$—	$—	$—

	Beginning Balance 6/30/13	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 9/30/13

AllianzGI Income & Growth:
Investments in Securities—Assets
Corporate Bonds & Notes:
Oil & Gas	$6,721,800	$—	$—	$—	$—	$296,550	$—	$(7,018,350)	$—

AllianzGI Wellness:
Investments in Securities—Assets
Warrants:
Pharmaceuticals	$525,589	$—	$—	$—	$—	$(46,557)	$—	$—	$479,032

The following tables present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2013:

	Ending Balance at 9/30/13	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Preferred Stock	589,898	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	$0.72
Common Stock	$2,892,918	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	3.02 - 8.11

AllianzGI Wellness:
Investments in Securities—Assets
Warrants	$479,032	Portfolio Manager Recommendation	Price of Warrant	$2.65

*	Transferred out of Level 3 into Level 2 because an evaluated price with observable inputs from a third-party pricing vendor became available.

The net change in unrealized appreciation/depreciation of Level 3 investments which AllianzGI Emerging Markets Opportunities and AllianzGI Wellness held at September 30, 2013 was $(7,717) and $(46,557), respectively.

At September 30, 2013, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written and Securities sold short) for federal income tax purpose were:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Emerging Markets Opportunities	$115,246,305	$17,243,906	$1,900,006	$15,343,900
AllianzGI Focused Growth	385,439,125	128,896,161	1,670,163	127,225,998
AllianzGI Global Commodity Equity	38,396,893	6,652,130	268,187	6,383,943
AllianzGI Global Small-Cap	99,922,487	31,090,505	1,319,468	29,771,037
AllianzGI Income & Growth	1,557,512,522	40,702,454	74,936,938	(34,234,484)
AllianzGI International Managed Volatility	74,002,382	7,550,393	2,030,335	5,520,058
AllianzGI Large-Cap Growth	84,459,183	21,170,073	765,939	20,404,134
AllianzGI Mid-Cap	262,055,439	69,294,742	1,160,279	68,134,463
AllianzGI NFJ All-Cap Value	20,750,003	4,822,617	238,947	4,583,670
AllianzGI NFJ Dividend Value	7,230,123,871	1,770,487,804	233,080,166	1,537,407,638
AllianzGI NFJ International Value	2,902,387,868	478,182,083	125,444,017	352,738,066
AllianzGI NFJ Large-Cap Value	538,615,117	181,499,492	11,458,888	170,040,604
AllianzGI NFJ Mid-Cap Value	549,697,642	191,964,061	11,084,218	180,879,843
AllianzGI NFJ Small-Cap Value	5,906,866,494	2,306,373,871	110,705,134	2,195,668,737
AllianzGI Opportunity	96,568,991	15,196,320	1,111,401	14,084,919
AllianzGI Small-Cap Blend	4,970,370	537,342	68,649	468,693
AllianzGI Technology	780,482,224	421,157,004	5,314,475	415,842,529
AllianzGI U.S. Managed Volatility	52,102,076	3,443,418	696,575	2,746,843
AllianzGI Wellness	125,252,467	19,976,771	859,695	19,117,076

Differences, if any, between book and tax cost basis are attributable to wash sale loss deferrals and/or differing treatment of bond premium amortization.

Item 2. Controls and Procedures

(a) The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By:	/s/ Brian S. Shlissel

Brian S. Shlissel, President

Date: November 22, 2013

By:	/s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel

Brian S. Shlissel, President

Date: November 22, 2013

By:	/s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: November 22, 2013